Not FDIC Insured May Lose Value No Bank Guarantee
FCF-Q1PH

Schedules of Investments
(unaudited)
Franklin DynaTech Fund 2
Franklin Focused Growth Fund 6
Franklin Growth Fund 8
Franklin Income Fund 13
Franklin U.S. Government Securities Fund 35
Franklin Utilities Fund 37
Notes to Schedules of Investments 39

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2022
Franklin DynaTech Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Aerospace & Defense 1.1%
a
Axon Enterprise, Inc. ................................... United States 650,000 $ 107,854,500
HEICO Corp. ........................................ United States 500,000 76,820,000
184,674,500
Auto Components 0.0%
†
a
Mobileye Global, Inc., A ................................. Israel 200,000 7,012,000
Automobiles 1.9%
a
Tesla, Inc. ........................................... United States 2,500,000 307,950,000
Biotechnology 1.5%
a
Argenx SE .......................................... Netherlands 300,000 112,616,555
a
Ascendis Pharma A/S, ADR ............................. Denmark 250,000 30,532,500
a
Genmab A/S, ADR .................................... Denmark 425,000 18,011,500
a
Halozyme Therapeutics, Inc. ............................. United States 1,000,000 56,900,000
a
Moderna, Inc. ........................................ United States 175,000 31,433,500
249,494,055
Capital Markets 2.6%
FactSet Research Systems, Inc. .......................... United States 100,000 40,121,000
Moody's Corp. ........................................ United States 100,000 27,862,000
MSCI, Inc. ........................................... United States 400,000 186,068,000
Tradeweb Markets, Inc., A ............................... United States 2,500,000 162,325,000
416,376,000
Chemicals 1.3%
Corteva, Inc. ......................................... United States 3,000,000 176,340,000
FMC Corp. .......................................... United States 250,000 31,200,000
207,540,000
Construction & Engineering 0.9%
Quanta Services, Inc. .................................. United States 1,050,000 149,625,000
Electric Utilities 1.9%
NextEra Energy, Inc. ................................... United States 3,700,000 309,320,000
Electrical Equipment 0.2%
a
Array Technologies, Inc. ................................ United States 400,000 7,732,000
Hubbell, Inc. ......................................... United States 50,000 11,734,000
a
LG Energy Solution Ltd. ................................ South Korea 10,000 3,461,062
a
Shoals Technologies Group, Inc., A ........................ United States 550,000 13,568,500
36,495,562
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., A .................................... United States 500,000 38,070,000
Keyence Corp. ....................................... Japan 200,000 77,622,341
a
Keysight Technologies, Inc. .............................. United States 575,000 98,365,250
a
Samsung SDI Co. Ltd. ................................. South Korea 100,000 47,151,696
261,209,287
Energy Equipment & Services 1.3%
Baker Hughes Co. ..................................... United States 1,350,000 39,865,500
a
Oceaneering International, Inc. ........................... United States 600,000 10,494,000
Schlumberger Ltd. ..................................... United States 3,000,000 160,380,000
a
TechnipFMC plc ...................................... United Kingdom 300,000 3,657,000
214,396,500
Equity Real Estate Investment Trusts (REITs) 0.6%
Crown Castle, Inc. ..................................... United States 100,000 13,564,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp. ............................. United States 300,000 $ 84,093,000
97,657,000
Health Care Equipment & Supplies 6.6%
Abbott Laboratories .................................... United States 1,000,000 109,790,000
a
Dexcom, Inc. ......................................... United States 250,000 28,310,000
a
Edwards Lifesciences Corp. ............................. United States 500,000 37,305,000
a
Haemonetics Corp. .................................... United States 100,000 7,865,000
a
IDEXX Laboratories, Inc. ................................ United States 725,000 295,771,000
a
Inmode Ltd. ......................................... United States 125,000 4,462,500
a
Inspire Medical Systems, Inc. ............................ United States 800,000 201,504,000
a
Insulet Corp. ......................................... United States 350,000 103,036,500
a
Intuitive Surgical, Inc. .................................. United States 1,000,000 265,350,000
Stryker Corp. ........................................ United States 100,000 24,449,000
1,077,843,000
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc. ................................ United States 600,000 318,108,000
Health Care Technology 0.5%
a
Veeva Systems, Inc., A ................................. United States 500,000 80,690,000
Hotels, Restaurants & Leisure 0.6%
a
Airbnb, Inc., A ........................................ United States 500,000 42,750,000
a
Booking Holdings, Inc. ................................. United States 25,000 50,382,000
93,132,000
Interactive Media & Services 3.7%
a
Alphabet, Inc., A ...................................... United States 6,000,000 529,380,000
a
Alphabet, Inc., C ...................................... United States 500,000 44,365,000
a
ZoomInfo Technologies, Inc., A ........................... United States 1,000,000 30,110,000
603,855,000
Internet & Direct Marketing Retail 6.4%
a
Amazon.com, Inc. ..................................... United States 10,000,000 840,000,000
a
Etsy, Inc. ............................................ United States 250,000 29,945,000
a
MercadoLibre, Inc. .................................... Brazil 200,000 169,248,000
1,039,193,000
IT Services 9.2%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 277,636,997
a
Cloudflare, Inc., A ..................................... United States 500,000 22,605,000
a
Globant SA .......................................... United States 250,000 42,040,000
Jack Henry & Associates, Inc. ............................ United States 125,000 21,945,000
Mastercard, Inc., A .................................... United States 1,700,000 591,141,000
a
MongoDB, Inc. ....................................... United States 800,000 157,472,000
a
Shopify, Inc., A ....................................... Canada 2,700,000 93,742,245
a
Snowflake, Inc., A ..................................... United States 550,000 78,947,000
a
Toast, Inc., A ......................................... United States 200,000 3,606,000
Visa, Inc., A .......................................... United States 1,000,000 207,760,000
1,496,895,242
Life Sciences Tools & Services 8.3%
Danaher Corp. ....................................... United States 2,000,000 530,840,000
Lonza Group AG ...................................... Switzerland 200,000 98,169,782
a
Repligen Corp. ....................................... United States 1,000,000 169,310,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. ............................ United States 1,000,000 $ 550,690,000
1,349,009,782
Oil, Gas & Consumable Fuels 0.0%
†
New Fortress Energy, Inc. ............................... United States 125,000 5,302,500
Pharmaceuticals 1.9%
AstraZeneca plc, ADR .................................. United Kingdom 2,350,000 159,330,000
Eli Lilly & Co. ........................................ United States 325,000 118,898,000
a
Jazz Pharmaceuticals plc ............................... United States 225,000 35,844,750
314,072,750
Professional Services 0.5%
a
CoStar Group, Inc. .................................... United States 1,000,000 77,280,000
Road & Rail 0.1%
a
Uber Technologies, Inc. ................................. United States 700,000 17,311,000
Semiconductors & Semiconductor Equipment 14.2%
Analog Devices, Inc. ................................... United States 2,000,000 328,060,000
ASM International NV .................................. Netherlands 225,000 57,087,640
ASML Holding NV, NYRS ............................... Netherlands 775,000 423,460,000
a
Enphase Energy, Inc. .................................. United States 555,000 147,052,800
Entegris, Inc. ......................................... United States 1,000,000 65,590,000
Intel Corp. ........................................... United States 500,000 13,215,000
KLA Corp. ........................................... United States 550,000 207,366,500
Lam Research Corp. ................................... United States 535,000 224,860,500
a
Lattice Semiconductor Corp. ............................. United States 650,000 42,172,000
Monolithic Power Systems, Inc. ........................... United States 525,000 185,645,250
NVIDIA Corp. ........................................ United States 4,000,000 584,560,000
a
SolarEdge Technologies, Inc. ............................ United States 125,000 35,408,750
2,314,478,440
Software 28.3%
a
Adobe, Inc. .......................................... United States 200,000 67,306,000
a
ANSYS, Inc. ......................................... United States 600,000 144,954,000
a
Aspen Technology, Inc. ................................. United States 500,000 102,700,000
a
Atlassian Corp., A ..................................... United States 1,000,000 128,680,000
a
Cadence Design Systems, Inc. ........................... United States 2,300,000 369,472,000
Constellation Software, Inc. .............................. Canada 30,000 46,838,109
a
Crowdstrike Holdings, Inc., A ............................. United States 600,000 63,174,000
a
Datadog, Inc., A ...................................... United States 1,500,000 110,250,000
a
Descartes Systems Group, Inc. (The) ...................... Canada 400,000 27,860,000
a
Gitlab, Inc., A ........................................ United States 1,300,000 59,072,000
a
HubSpot, Inc. ........................................ United States 650,000 187,934,500
Intuit, Inc. ........................................... United States 1,050,000 408,681,000
Microsoft Corp. ....................................... United States 4,200,000 1,007,244,000
a
Monday.com Ltd. ...................................... United States 700,000 85,400,000
a
Palo Alto Networks, Inc. ................................ United States 1,050,000 146,517,000
a
Paycom Software, Inc. ................................. United States 250,000 77,577,500
a
Paylocity Holding Corp. ................................. United States 250,000 48,565,000
a
Procore Technologies, Inc. .............................. United States 1,000,000 47,180,000
Roper Technologies, Inc. ................................ United States 500,000 216,045,000
a
Salesforce, Inc. ....................................... United States 1,000,000 132,590,000
a
ServiceNow, Inc. ...................................... United States 1,150,000 446,510,500
a
Synopsys, Inc. ....................................... United States 1,250,000 399,112,500
a
Tyler Technologies, Inc. ................................. United States 350,000 112,843,500
a
Workday, Inc., A ...................................... United States 1,000,000 167,330,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 47 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Xero Ltd. ............................................ New Zealand 50,000 $ 2,384,018
4,606,220,627
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc. .......................................... United States 2,500,000 324,825,000
Trading Companies & Distributors 0.2%
Fastenal Co. ......................................... United States 700,000 33,124,000
Total Common Stocks (Cost $11,928,508,644) ...................................
16,193,090,245
Preferred Stocks 0.2%
Life Sciences Tools & Services 0.2%
c
Sartorius AG, 0.34% ................................... Germany 100,000 39,485,755
Total Preferred Stocks (Cost $40,747,985) ......................................
39,485,755
Total Long Term Investments (Cost $11,969,256,629) ............................
16,232,576,000
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.5%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 85,269,788 85,269,788
Total Money Market Funds (Cost $85,269,788) ..................................
85,269,788
Total Short Term Investments (Cost $85,269,788 ) ................................
85,269,788
a
Total Investments (Cost $12,054,526,417) 100.1% ...............................
$16,317,845,788
Other Assets, less Liabilities (0.1)% ...........................................
(20,981,221)
Net Assets 100.0% ...........................................................
$16,296,864,567
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of this security was $277,636,997, representing 1.7% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2022
Franklin Focused Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.0%
Aerospace & Defense 1.0%
a
Axon Enterprise, Inc. ................................... United States 4,127 $ 684,793
Automobiles 2.9%
a
Tesla, Inc. ........................................... United States 15,918 1,960,779
Capital Markets 2.3%
MSCI, Inc. ........................................... United States 3,440 1,600,185
Electric Utilities 5.6%
NextEra Energy, Inc. ................................... United States 45,692 3,819,851
Energy Equipment & Services 1.0%
Schlumberger Ltd. ..................................... United States 13,168 703,961
Equity Real Estate Investment Trusts (REITs) 2.4%
SBA Communications Corp. ............................. United States 5,895 1,652,428
Food & Staples Retailing 5.3%
Costco Wholesale Corp. ................................ United States 7,862 3,589,003
Health Care Equipment & Supplies 5.2%
a
IDEXX Laboratories, Inc. ................................ United States 4,521 1,844,387
a
Intuitive Surgical, Inc. .................................. United States 6,435 1,707,527
3,551,914
Health Care Technology 1.2%
a
Veeva Systems, Inc., A ................................. United States 4,913 792,860
Interactive Media & Services 3.7%
a
Alphabet, Inc., A ...................................... United States 28,897 2,549,582
Internet & Direct Marketing Retail 8.2%
a
Amazon.com, Inc. ..................................... United States 58,958 4,952,472
a
MercadoLibre, Inc. .................................... Brazil 740 626,218
5,578,690
IT Services 9.3%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 983 1,364,586
Mastercard, Inc., A .................................... United States 8,843 3,074,976
a
MongoDB, Inc. ....................................... United States 2,456 483,439
a
Shopify, Inc., A ....................................... Canada 19,936 692,165
a
Snowflake, Inc., A ..................................... United States 4,913 705,212
6,320,378
Life Sciences Tools & Services 6.6%
Danaher Corp. ....................................... United States 13,265 3,520,796
a
Repligen Corp. ....................................... United States 5,895 998,083
4,518,879
Metals & Mining 1.1%
Freeport-McMoRan, Inc. ................................ United States 18,844 716,072
Oil, Gas & Consumable Fuels 1.0%
Hess Corp. .......................................... United States 5,000 709,100
Personal Products 1.6%
Estee Lauder Cos., Inc. (The), A .......................... United States 4,421 1,096,894
Road & Rail 0.7%
Canadian Pacific Railway Ltd. ............................ Canada 5,994 447,093
Semiconductors & Semiconductor Equipment 14.8%
Analog Devices, Inc. ................................... United States 14,936 2,449,952
ASML Holding NV, NYRS ............................... Netherlands 5,602 3,060,933
a
Enphase Energy, Inc. .................................. United States 1,473 390,286

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Focused Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 47 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ........................................ United States 28,496 $ 4,164,405
10,065,576
Software 22.1%
a
Atlassian Corp., A ..................................... United States 5,895 758,569
a
HubSpot, Inc. ........................................ United States 1,473 425,889
Intuit, Inc. ........................................... United States 3,047 1,185,953
Microsoft Corp. ....................................... United States 32,427 7,776,643
a
Salesforce, Inc. ....................................... United States 6,878 911,954
a
ServiceNow, Inc. ...................................... United States 6,288 2,441,442
a
Synopsys, Inc. ....................................... United States 4,814 1,537,062
15,037,512
Total Common Stocks (Cost $73,010,915) ......................................
65,395,550
Short Term Investments 4.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.3%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 2,915,919 2,915,919
Total Money Market Funds (Cost $2,915,919) ...................................
2,915,919
Total Short Term Investments (Cost $2,915,919 ) .................................
2,915,919
a
Total Investments (Cost $75,926,834) 100.3% ...................................
$68,311,469
Other Assets, less Liabilities (0.3)% ...........................................
(164,740)
Net Assets 100.0% ...........................................................
$68,146,729
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of this security was $1,364,586, representing 2.0% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2022
Franklin Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.7%
Aerospace & Defense 5.6%
BWX Technologies, Inc. ................................ United States 1,361,711 $ 79,088,175
Lockheed Martin Corp. ................................. United States 350,955 170,736,098
Northrop Grumman Corp. ............................... United States 635,597 346,788,079
Raytheon Technologies Corp. ............................ United States 2,388,810 241,078,705
837,691,057
Automobiles 0.5%
a,b
Rivian Automotive, Inc., A ............................... United States 833,025 15,352,651
a
Tesla, Inc. ........................................... United States 485,583 59,814,114
75,166,765
Beverages 3.8%
Brown-Forman Corp., B ................................ United States 1,560,182 102,472,754
Constellation Brands, Inc., A ............................. United States 535,378 124,073,851
a
Monster Beverage Corp. ................................ United States 2,249,763 228,418,437
PepsiCo, Inc. ........................................ United States 624,045 112,739,970
567,705,012
Biotechnology 1.8%
AbbVie, Inc. ......................................... United States 441,587 71,364,875
Amgen, Inc. ......................................... United States 516,636 135,689,279
a
Argenx SE, ADR ...................................... Netherlands 30,811 11,672,131
a
Regeneron Pharmaceuticals, Inc. ......................... United States 73,146 52,774,108
271,500,393
Building Products 1.5%
Allegion plc .......................................... United States 476,985 50,207,441
Trane Technologies plc ................................. United States 1,002,969 168,589,059
218,796,500
Capital Markets 4.6%
BlackRock, Inc. ....................................... United States 125,420 88,876,375
Blackstone, Inc. ...................................... United States 356,607 26,456,673
Charles Schwab Corp. (The) ............................. United States 2,857,882 237,947,255
Intercontinental Exchange, Inc. ........................... United States 1,368,390 140,383,130
S&P Global, Inc. ...................................... United States 355,225 118,979,061
Tradeweb Markets, Inc., A ............................... United States 1,144,120 74,287,712
686,930,206
Chemicals 3.1%
Air Products and Chemicals, Inc. .......................... United States 480,067 147,985,453
Ecolab, Inc. .......................................... United States 598,778 87,158,126
Linde plc ............................................ United Kingdom 697,627 227,551,975
462,695,554
Commercial Services & Supplies 0.5%
Republic Services, Inc. ................................. United States 624,999 80,618,621
Construction Materials 0.7%
Martin Marietta Materials, Inc. ............................ United States 304,897 103,046,039
Electric Utilities 1.1%
NextEra Energy, Inc. ................................... United States 1,971,046 164,779,446
Electrical Equipment 0.9%
AMETEK, Inc. ........................................ United States 672,067 93,901,201

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Eaton Corp. plc ....................................... United States 228,509 $ 35,864,488
129,765,689
Electronic Equipment, Instruments & Components 3.6%
Amphenol Corp., A .................................... United States 2,780,815 211,731,254
a
Keysight Technologies, Inc. .............................. United States 643,466 110,077,729
TE Connectivity Ltd. ................................... Switzerland 1,794,257 205,980,703
527,789,686
Entertainment 0.4%
a
ROBLOX Corp., A ..................................... United States 1,192,286 33,932,459
a
Walt Disney Co. (The) .................................. United States 326,120 28,333,306
62,265,765
Equity Real Estate Investment Trusts (REITs) 0.9%
Crown Castle, Inc. ..................................... United States 884,319 119,949,029
Prologis, Inc. ......................................... United States 134,800 15,196,004
135,145,033
Food & Staples Retailing 0.2%
Costco Wholesale Corp. ................................ United States 53,949 24,627,719
Food Products 0.3%
Lamb Weston Holdings, Inc. ............................. United States 526,459 47,044,376
Health Care Equipment & Supplies 4.8%
Abbott Laboratories .................................... United States 1,094,319 120,145,283
a
Edwards Lifesciences Corp. ............................. United States 1,048,724 78,245,298
a
Haemonetics Corp. .................................... United States 747,064 58,756,584
a
Intuitive Surgical, Inc. .................................. United States 996,140 264,325,749
Stryker Corp. ........................................ United States 394,047 96,340,551
Teleflex, Inc. ......................................... United States 356,602 89,018,557
706,832,022
Health Care Providers & Services 1.1%
Laboratory Corp. of America Holdings ...................... United States 323,216 76,110,903
UnitedHealth Group, Inc. ................................ United States 150,015 79,534,953
155,645,856
Health Care Technology 0.3%
a
Veeva Systems, Inc., A ................................. United States 265,213 42,800,074
Hotels, Restaurants & Leisure 1.2%
a
Airbnb, Inc., A ........................................ United States 350,090 29,932,695
a
Booking Holdings, Inc. ................................. United States 28,473 57,381,067
a
Las Vegas Sands Corp. ................................. United States 1,925,383 92,553,161
179,866,923
Interactive Media & Services 3.1%
a
Alphabet, Inc., A ...................................... United States 2,562,420 226,082,317
a
Alphabet, Inc., C ...................................... United States 2,690,300 238,710,319
464,792,636
Internet & Direct Marketing Retail 2.7%
a
Amazon.com, Inc. ..................................... United States 4,736,324 397,851,216
IT Services 5.7%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 63,217 87,756,890

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Automatic Data Processing, Inc. .......................... United States 106,629 $ 25,469,403
a,d,e
Canva, Inc. .......................................... Australia 25,413 20,175,956
Mastercard, Inc., A .................................... United States 976,926 339,706,478
a
Paymentus Holdings, Inc., A ............................. United States 906,285 7,259,343
a
Shopify, Inc., A ....................................... Canada 417,200 14,481,012
a
Snowflake, Inc., A ..................................... United States 537,179 77,106,674
Visa, Inc., A .......................................... United States 1,344,118 279,253,956
851,209,712
Life Sciences Tools & Services 7.2%
Agilent Technologies, Inc. ............................... United States 1,248,068 186,773,376
Danaher Corp. ....................................... United States 1,106,072 293,573,630
a
Illumina, Inc. ......................................... United States 577,514 116,773,331
a
Mettler-Toledo International, Inc. .......................... United States 221,809 320,613,819
Thermo Fisher Scientific, Inc. ............................ United States 272,834 150,246,956
1,067,981,112
Machinery 4.4%
Deere & Co. ......................................... United States 451,451 193,564,131
Dover Corp. ......................................... United States 380,644 51,543,004
Illinois Tool Works, Inc. ................................. United States 960,119 211,514,216
Ingersoll Rand, Inc. .................................... United States 1,884,276 98,453,421
a,b
Proterra, Inc. ......................................... United States 3,858,007 14,544,686
Xylem, Inc. .......................................... United States 802,201 88,699,365
658,318,823
Media 0.4%
Cable One, Inc. ....................................... United States 37,275 26,534,581
Comcast Corp., A ..................................... United States 771,078 26,964,598
53,499,179
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), A .......................... United States 180,608 44,810,651
Pharmaceuticals 4.1%
AstraZeneca plc, ADR .................................. United Kingdom 2,138,016 144,957,485
a
Catalent, Inc. ........................................ United States 2,119,187 95,384,607
Eli Lilly & Co. ........................................ United States 938,084 343,188,650
Johnson & Johnson ................................... United States 162,651 28,732,299
612,263,041
Professional Services 1.5%
a
CoStar Group, Inc. .................................... United States 1,248,423 96,478,129
Equifax, Inc. ......................................... United States 470,856 91,515,572
Verisk Analytics, Inc. ................................... United States 180,621 31,865,157
219,858,858
Road & Rail 3.5%
Canadian Pacific Railway Ltd. ............................ Canada 1,364,749 101,796,628
JB Hunt Transport Services, Inc. .......................... United States 480,067 83,704,482
a
Uber Technologies, Inc. ................................. United States 978,339 24,194,323
Union Pacific Corp. .................................... United States 1,500,110 310,627,778
520,323,211
Semiconductors & Semiconductor Equipment 6.7%
ASML Holding NV, NYRS ............................... Netherlands 393,994 215,278,322
Lam Research Corp. ................................... United States 28,850 12,125,655
Monolithic Power Systems, Inc. ........................... United States 432,145 152,810,793

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ........................................ United States 1,974,825 $ 288,600,925
NXP Semiconductors NV ............................... China 674,130 106,532,764
Texas Instruments, Inc. ................................. United States 1,344,118 222,075,176
997,423,635
Software 15.2%
a
Adobe, Inc. .......................................... United States 163,693 55,087,605
a
Atlassian Corp., A ..................................... United States 269,462 34,674,370
a
Autodesk, Inc. ........................................ United States 751,213 140,379,173
a
Bill.com Holdings, Inc. .................................. United States 1,040,382 113,360,023
a,d,e
Checkout Payments Group Ltd., B ......................... United Kingdom 96,603 11,566,261
a
Crowdstrike Holdings, Inc., A ............................. United States 134,553 14,167,085
a,b
Gitlab, Inc., A ........................................ United States 99,936 4,541,092
Intuit, Inc. ........................................... United States 755,631 294,106,698
Microsoft Corp. ....................................... United States 2,988,268 716,646,432
a
Paycom Software, Inc. ................................. United States 181,566 56,341,745
a
Procore Technologies, Inc. .............................. United States 67,551 3,187,056
a
PTC, Inc. ........................................... United States 1,156,115 138,780,045
a
Salesforce, Inc. ....................................... United States 541,262 71,765,929
a
ServiceNow, Inc. ...................................... United States 723,095 280,756,096
a,d,e
Stripe, Inc., B ........................................ United States 540,043 10,561,968
a
Synopsys, Inc. ....................................... United States 509,920 162,812,357
a
Tyler Technologies, Inc. ................................. United States 115,752 37,319,602
a
Workday, Inc., A ...................................... United States 670,401 112,178,199
2,258,231,736
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc. .......................................... United States 4,742,293 616,166,130
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., B ......................................... United States 1,780,736 208,363,919
Trading Companies & Distributors 0.8%
Fastenal Co. ......................................... United States 2,639,613 124,906,487
Water Utilities 0.7%
American Water Works Co., Inc. .......................... United States 672,067 102,436,452
Total Common Stocks (Cost $5,039,898,489) ....................................
14,679,149,534
Convertible Preferred Stocks 0.3%
IT Services 0.0%
†
a,d,e
Canva, Inc., A ........................................ Australia 2,353 1,868,100
a,d,e
Canva, Inc., A-3 ...................................... Australia 94 74,629
a,d,e
Canva, Inc., A-4 ...................................... Australia 8 6,351
a,d,e
Canva, Inc., A-5 ...................................... Australia 5 3,970
1,953,050
Software 0.3%
a,d,e
Gusto, Inc., E ........................................ United States 822,494 24,244,544
a,d,e
OneTrust LLC, C ...................................... United States 849,894 10,235,207
a,d,e
Stripe, Inc., H ........................................ United States 756,137 14,788,256
49,268,007
Total Convertible Preferred Stocks (Cost $76,200,357) ...........................
51,221,057

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 47 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.2%
Life Sciences Tools & Services 0.2%
f
Sartorius AG, 0.34% ................................... Germany 83,600 $ 33,010,092
Total Preferred Stocks (Cost $29,941,926) ......................................
33,010,092
Total Long Term Investments (Cost $5,146,040,772) .............................
14,763,380,683
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.9%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 134,167,991 134,167,991
Total Money Market Funds (Cost $134,167,991) .................................
134,167,991
Total Short Term Investments (Cost $134,167,991 ) ...............................
134,167,991
a
Total Investments (Cost $5,280,208,763) 100.1% ................................
$14,897,548,674
Other Assets, less Liabilities (0.1)% ...........................................
(21,771,084)
Net Assets 100.0% ...........................................................
$14,875,777,590
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of this security was $87,756,890, representing 0.6% of net assets.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
See Note 3 regarding restricted securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2022
Franklin Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 20.7%
Aerospace & Defense 1.2%
a
Lockheed Martin Corp. ................................. United States 1,100,000 $ 535,139,000
Raytheon Technologies Corp. ............................ United States 2,959,550 298,677,786
833,816,786
Air Freight & Logistics 0.4%
United Parcel Service, Inc., B ............................ United States 1,500,000 260,760,000
Automobiles 0.1%
a
Ford Motor Co. ....................................... United States 6,938,687 80,696,930
Banks 2.8%
a
Bank of America Corp. ................................. United States 19,000,000 629,280,000
Citigroup, Inc. ........................................ United States 6,000,000 271,380,000
a
JPMorgan Chase & Co. ................................. United States 2,000,000 268,200,000
Truist Financial Corp. .................................. United States 6,000,000 258,180,000
US Bancorp ......................................... United States 7,500,000 327,075,000
Wells Fargo & Co. ..................................... United States 5,000,000 206,450,000
1,960,565,000
Biotechnology 0.4%
AbbVie, Inc. ......................................... United States 1,750,000 282,817,500
Capital Markets 0.6%
Morgan Stanley ....................................... United States 5,000,000 425,100,000
Chemicals 0.2%
LyondellBasell Industries NV, A ........................... United States 2,000,000 166,060,000
Communications Equipment 0.7%
a
Cisco Systems, Inc. ................................... United States 9,700,000 462,108,000
Diversified Telecommunication Services 0.4%
BCE, Inc. ........................................... Canada 1,000,000 43,936,485
Verizon Communications, Inc. ............................ United States 6,000,000 236,400,000
280,336,485
Electric Utilities 2.1%
American Electric Power Co., Inc. ......................... United States 1,500,000 142,425,000
Duke Energy Corp. .................................... United States 3,000,000 308,970,000
Edison International ................................... United States 5,000,000 318,100,000
a,b
PG&E Corp. ......................................... United States 5,000,000 81,300,000
Southern Co. (The) .................................... United States 9,000,000 642,690,000
1,493,485,000
Food & Staples Retailing 0.1%
Walmart, Inc. ........................................ United States 500,000 70,895,000
Household Products 0.6%
Procter & Gamble Co. (The) ............................. United States 2,750,000 416,790,000
Industrial Conglomerates 0.8%
a
3M Co. ............................................. United States 1,000,000 119,920,000
Siemens AG ......................................... Germany 3,000,000 413,534,639
533,454,639
Internet & Direct Marketing Retail 0.2%
b
Amazon.com, Inc. ..................................... United States 1,500,000 126,000,000
Metals & Mining 0.9%
Barrick Gold Corp. .................................... Canada 3,000,000 51,540,000
a
Freeport-McMoRan, Inc. ................................ United States 6,000,000 228,000,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Rio Tinto plc, ADR ..................................... Australia 5,000,000 $ 356,000,000
635,540,000
Multiline Retail 0.2%
Target Corp. ......................................... United States 1,000,000 149,040,000
Multi-Utilities 1.2%
a
Dominion Energy, Inc. .................................. United States 9,000,000 551,880,000
Sempra Energy ....................................... United States 2,000,000 309,080,000
860,960,000
Oil, Gas & Consumable Fuels 3.6%
BP plc, ADR ......................................... United Kingdom 3,500,000 122,255,000
a
Chevron Corp. ....................................... United States 6,500,000 1,166,685,000
a
Exxon Mobil Corp. ..................................... United States 6,672,500 735,976,750
Shell plc, ADR ........................................ Netherlands 4,000,000 227,800,000
TotalEnergies SE, ADR ................................. France 4,000,000 248,320,000
2,501,036,750
Pharmaceuticals 1.3%
b
Bausch Health Cos., Inc. ................................ United States 15,000,000 94,200,000
Johnson & Johnson ................................... United States 3,500,000 618,275,000
a
Pfizer, Inc. ........................................... United States 4,000,000 204,960,000
917,435,000
Road & Rail 0.4%
a
Union Pacific Corp. .................................... United States 1,500,000 310,605,000
Semiconductors & Semiconductor Equipment 1.8%
a
Broadcom, Inc. ....................................... United States 500,000 279,565,000
Intel Corp. ........................................... United States 4,525,000 119,595,750
a
QUALCOMM, Inc. ..................................... United States 1,000,000 109,940,000
a
Texas Instruments, Inc. ................................. United States 4,659,693 769,874,477
1,278,975,227
Specialty Retail 0.3%
a
Home Depot, Inc. (The) ................................. United States 762,000 240,685,320
Tobacco 0.4%
Philip Morris International, Inc. ........................... United States 2,500,000 253,025,000
Total Common Stocks (Cost $12,239,031,150) ...................................
14,540,187,637
Management Investment Companies 0.1%
Capital Markets 0.1%
c
Clarion Partners Real Estate Income Fund, Inc., Class I ........ United States 7,867,833 97,954,518
Total Management Investment Companies (Cost $100,000,000) ...................
97,954,518
Equity-Linked Securities 16.9%
Aerospace & Defense 0.3%
d
Mizuho Markets Cayman LP into Lockheed Martin Corp., 144A, 9%,
11/07/23 .......................................... United States 459,000 214,499,209
Airlines 0.3%
d
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
7/12/23 ........................................... United States 5,500,000 189,195,903
Automobiles 0.2%
d
Royal Bank of Canada into General Motors Co., 144A, 12%, 3/17/23 United States 4,900,000 167,701,220

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Banks 2.4%
d
BNP Paribas Issuance BV into Bank of America Corp., 144A, 8.5%,
7/13/23 ........................................... United States 8,500,000 $ 279,799,371
d
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 8.5%, 1/27/23 ................................. United States 5,711,000 190,560,211
d
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 9.5%, 5/12/23 ................................. United States 7,100,000 240,362,398
d
National Bank of Canada into JPMorgan Chase & Co., 144A, 8%,
8/16/23 ........................................... United States 2,643,000 326,752,879
d
National Bank of Canada into Truist Financial Corp., 144A, 9%,
10/10/23 .......................................... United States 5,000,000 219,059,509
d
Societe Generale SA into Citigroup, Inc., 144A, 9%, 3/10/23 ..... United States 4,091,000 186,976,002
d
UBS AG into Citigroup, Inc., 144A, 8.5%, 7/19/23 ............. United States 5,007,000 228,616,881
1,672,127,251
Biotechnology 0.4%
d
Goldman Sachs International Bank into AbbVie, Inc., 144A, 9%,
1/25/23 ........................................... United States 1,740,000 255,433,211
Capital Markets 1.5%
d
BNP Paribas Issuance BV into Morgan Stanley, 144A, 8%, 5/22/23 United States 3,050,000 260,086,450
d
Credit Suisse AG into Morgan Stanley, 144A, 10%, 8/08/23 ...... United States 3,240,000 267,430,418
d
J.P. Morgan Structured Products BV into Goldman Sachs Group, Inc.
(The), 144A, 8.5%, 3/09/23 ............................ United States 745,000 257,631,433
d
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 6/16/23 ... United States 3,567,000 256,013,948
1,041,162,249
Chemicals 0.4%
d
Credit Suisse AG into Air Products and Chemicals, Inc., 144A, 8.5%,
5/15/23 ........................................... United States 1,000,000 262,605,762
Communications Equipment 0.4%
d
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 9/11/23 United States 5,850,000 277,263,135
Containers & Packaging 0.4%
d
Mizuho Markets Cayman LP into International Paper Co., 144A,
10.5%, 12/15/23 ..................................... United States 7,400,000 260,314,620
Electric Utilities 0.8%
d
Morgan Stanley Finance II Ltd. into PG&E Corp., 144A, 10%,
11/14/23 .......................................... United States 10,800,000 149,605,691
d
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 3,300,000 259,456,637
d
UBS AG into NextEra Energy, Inc., 144A, 8%, 3/17/23 .......... United States 1,695,000 133,941,703
543,004,031
Health Care Equipment & Supplies 0.3%
d
Barclays Bank plc into Medtronic plc, 144A, 8%, 3/10/23 ........ United States 2,600,000 205,789,104
Hotels, Restaurants & Leisure 0.2%
d
Societe Generale SA into Las Vegas Sands Corp., 144A, 10.137%,
9/12/23 ........................................... United States 2,843,000 119,873,521
Independent Power and Renewable Electricity Producers 0.3%
d
Goldman Sachs International Bank into NextEra Energy Partners LP,
144A, 10%, 7/05/23 .................................. United States 3,850,000 188,610,510
Industrial Conglomerates 0.4%
d
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 1,335,000 268,362,946
Insurance 0.7%
d
Royal Bank of Canada into MetLife, Inc., 144A, 9%, 9/22/23 ..... United States 3,200,000 220,642,471

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Insurance (continued)
d
Royal Bank of Canada into MetLife, Inc., 144A, 10%, 5/19/23 .... United States 3,581,000 $ 251,907,691
472,550,162
Interactive Media & Services 0.3%
d
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 115,000 210,765,437
Internet & Direct Marketing Retail 0.2%
d
Credit Suisse AG into Amazon.com, Inc., 144A, 8%, 2/17/23 ..... United States 91,000 155,262,658
IT Services 0.4%
d
Goldman Sachs International Bank into Twilio, Inc., 144A, 12.5%,
3/03/23 ........................................... United States 923,000 48,931,529
d
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 3,200,000 225,395,111
274,326,640
Machinery 0.2%
d
Goldman Sachs International Bank into Cummins, Inc., 144A, 8%,
1/10/23 ........................................... United States 650,000 157,065,310
Media 0.7%
d
Citigroup Global Markets Holdings, Inc. into Comcast Corp., 144A,
8.5%, 6/23/23 ...................................... United States 5,667,000 202,808,542
d
Societe Generale SA into Comcast Corp., 144A, 8%, 4/17/23 .... United States 5,300,000 187,330,674
d
UBS AG into Comcast Corp., 144A, 8.5%, 7/20/23 ............. United States 3,765,000 132,758,968
522,898,184
Oil, Gas & Consumable Fuels 1.2%
d
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 1,650,000 277,261,042
d
Mizuho Markets Cayman LP into Exxon Mobil Corp., 144A, 10%,
2/21/23 ........................................... United States 3,200,000 276,429,343
d
UBS AG into BP plc, 144A, 10%, 6/14/23 .................... United Kingdom 8,460,000 283,785,064
837,475,449
Pharmaceuticals 1.3%
d
BNP Paribas Issuance BV into Bristol-Myers Squibb Co., 144A,
7.5%, 4/18/23 ...................................... United States 3,300,000 237,905,832
d
J.P. Morgan Structured Products BV into Pfizer, Inc., 144A, 9.5%,
2/13/23 ........................................... United States 4,700,000 241,376,980
d
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
8.5%, 12/04/23 ..................................... United States 2,600,000 194,105,975
d
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 4,200,000 216,506,364
889,895,151
Road & Rail 0.4%
d
Merrill Lynch International & Co. CV into Union Pacific Corp., 144A,
Reg S, 9%, 11/01/23 ................................. United States 1,240,000 253,916,579
Semiconductors & Semiconductor Equipment 2.5%
d
Barclays Bank plc into Texas Instruments, Inc., 144A, 9%, 10/10/23 United States 1,600,000 261,292,874
d
BNP Paribas Issuance BV into Broadcom, Inc., 144A, 9%, 8/14/23 United States 530,000 285,507,946
d
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
9/14/23 ........................................... United States 8,050,000 222,932,459
d
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
4/04/23 ........................................... United States 3,315,000 90,067,249
d
Merrill Lynch International & Co. CV into Analog Devices, Inc., 144A,
9%, 4/04/23 ........................................ United States 1,551,000 249,463,589
d
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A, 10%,
12/05/23 .......................................... United States 500,000 256,699,639

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
d
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/03/23 ...................................... United States 4,200,000 $ 282,257,270
d
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 9/12/23 .................................. United States 2,045,000 142,201,971
1,790,422,997
Software 0.1%
d
Goldman Sachs International Bank into Salesforce, Inc., 144A, 8%,
2/08/23 ........................................... United States 820,000 110,142,395
Specialty Retail 0.3%
d
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The),
144A, 8.5%, 6/12/24 ................................. United States 811,000 253,511,902
Technology Hardware, Storage & Peripherals 0.3%
d
Credit Suisse AG into Apple, Inc., 144A, 9%, 7/05/23 ........... United States 1,740,000 227,233,194
Total Equity-Linked Securities (Cost $12,696,854,181) ...........................
11,821,408,730
Convertible Preferred Stocks 1.1%
Electric Utilities 1.0%
American Electric Power Co., Inc., 6.125% .................. United States 1,500,000 77,370,000
e
NextEra Energy, Inc., 5.279% ............................ United States 4,000,000 202,800,000
e
NextEra Energy, Inc., 6.219% ............................ United States 7,500,000 378,675,000
PG&E Corp., 5.5% .................................... United States 500,000 72,120,000
730,965,000
Thrifts & Mortgage Finance 0.1%
b
FNMA, 5.375% ....................................... United States 4,240 30,740,000
b
Total Convertible Preferred Stocks (Cost $988,849,944) ..........................
761,705,000
Preferred Stocks 0.0%
†
Thrifts & Mortgage Finance 0.0%
†
b
FNMA, 8.25%, S ...................................... United States 4,000,000 9,360,000
b
Total Preferred Stocks (Cost $93,801,501) ......................................
9,360,000
Principal
Amount
*
Convertible Bonds 0.1%
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 77,000,000 69,665,750
Total Convertible Bonds (Cost $74,633,644) ....................................
69,665,750
Corporate Bonds 44.3%
Aerospace & Defense 1.9%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 74,000,000 65,037,518
Senior Bond, 3.625%, 2/01/31 .......................... United States 79,000,000 69,414,020
Senior Note, 2.196%, 2/04/26 .......................... United States 45,000,000 40,935,095
Senior Note, 5.04%, 5/01/27 ........................... United States 180,000,000 178,301,385
Senior Note, 3.25%, 2/01/28 ........................... United States 60,000,000 54,592,157
Senior Note, 5.15%, 5/01/30 ........................... United States 370,000,000 361,893,925
d
Bombardier, Inc. ,
Senior Bond, 144A, 7.5%, 3/15/25 ....................... Canada 65,000,000 64,504,315
Senior Note, 144A, 7.5%, 12/01/24 ...................... Canada 13,600,000 13,632,980
Lockheed Martin Corp. , Senior Bond , 5.25% , 1/15/33 ..........
United States 10,000,000 10,343,128

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Raytheon Technologies Corp. , Senior Note , 3.125% , 5/04/27 .....
United States 40,000,000 $ 37,310,650
Textron, Inc. ,
Senior Bond, 3%, 6/01/30 ............................. United States 59,049,000 50,316,741
Senior Bond, 2.45%, 3/15/31 ........................... United States 40,000,000 32,116,094
TransDigm, Inc. ,
Senior Note, 6.375%, 6/15/26 .......................... United States 102,500,000 99,877,513
d
Senior Secured Note, 144A, 8%, 12/15/25 ................. United States 58,176,000 59,164,410
d
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 180,000,000 177,910,200
1,315,350,131
Air Freight & Logistics 0.0%
†
f
FedEx Corp. , Senior Bond , 2.4% , 5/15/31 ................... United States 29,000,000 23,525,180
Airlines 0.9%
d,f
American Airlines Group, Inc. , Senior Note , 144A, 3.75% , 3/01/25 . United States 40,000,000 33,943,112
d
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 145,000,000 139,693,218
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 79,850,000 73,123,503
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 25,000,000 24,403,125
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 145,000,000 136,518,882
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 90,005,800 89,681,946
d
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 65,462,000 60,789,715
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 96,259,000 83,981,232
642,134,733
Auto Components 0.6%
f
American Axle & Manufacturing, Inc. , Senior Note , 5% , 10/01/29 .. United States 45,000,000 36,340,758
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 95,000,000 66,766,582
Goodyear Tire & Rubber Co. (The) ,
f
Senior Bond, 5%, 5/31/26 ............................. United States 77,000,000 72,758,970
f
Senior Bond, 5.25%, 4/30/31 ........................... United States 52,500,000 43,658,753
f
Senior Note, 4.875%, 3/15/27 .......................... United States 34,757,000 31,844,016
Senior Note, 5%, 7/15/29 ............................. United States 130,000,000 108,608,448
Senior Note, 5.25%, 7/15/31 ........................... United States 45,500,000 37,275,420
397,252,947
Automobiles 0.8%
Ford Motor Co. ,
Senior Bond, 3.25%, 2/12/32 ........................... United States 107,500,000 80,810,083
Senior Bond, 6.1%, 8/19/32 ............................ United States 119,000,000 110,108,617
f
Senior Note, 4.346%, 12/08/26 ......................... United States 145,000,000 137,828,329
General Motors Co. ,
Senior Bond, 5%, 10/01/28 ............................ United States 25,000,000 23,992,402
Senior Bond, 5.6%, 10/15/32 ........................... United States 35,000,000 32,614,550
Senior Bond, 5.15%, 4/01/38 ........................... United States 105,000,000 90,961,566
d
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.25% , 11/24/25 ..................................... Germany 97,000,000 86,570,905
562,886,452
Banks 2.6%
Bank of America Corp. ,
g
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 70,000,000 67,598,650
f,g
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 55,000,000 52,957,348

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 200,000,000 $ 181,443,468
Barclays plc ,
Senior Bond, 4.337%, 1/10/28 .......................... United Kingdom 31,000,000 28,856,019
Senior Bond, 2.645% to 6/23/30, FRN thereafter, 6/24/31 ..... United Kingdom 31,000,000 24,252,160
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 100,000,000 94,750,828
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 75,000,000 78,814,501
Senior Note, 3.932% to 5/06/24, FRN thereafter, 5/07/25 ...... United Kingdom 30,000,000 29,107,680
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 95,000,000 92,037,547
Senior Note, 7.325% to 11/01/25, FRN thereafter, 11/02/26 .... United Kingdom 30,000,000 31,106,785
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 80,000,000 77,612,171
Citigroup, Inc. ,
g
Junior Sub. Bond, 5.95% to 1/29/23, FRN thereafter, Perpetual . United States 118,000,000 117,144,500
f,g
D, Junior Sub. Bond, 5.35% to 5/14/23, FRN thereafter, Perpetual United States 75,000,000 73,267,807
g
M, Junior Sub. Bond, 6.3% to 5/14/24, FRN thereafter, Perpetual United States 105,000,000 99,435,000
Senior Bond, 3.52% to 10/26/27, FRN thereafter, 10/27/28 .... United States 35,000,000 31,991,658
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 60,000,000 62,088,447
Senior Note, 1.462% to 6/08/26, FRN thereafter, 6/09/27 ...... United States 20,000,000 17,371,792
Sub. Bond, 4.125%, 7/25/28 ........................... United States 95,000,000 88,600,708
g
JPMorgan Chase & Co. ,
f
Q, Junior Sub. Bond, 5.15% to 4/30/23, FRN thereafter, Perpetual United States 60,700,000 59,334,250
f
R, Junior Sub. Bond, 6% to 7/31/23, FRN thereafter, Perpetual . United States 55,000,000 53,933,000
S, Junior Sub. Bond, 6.75% to 1/31/24, FRN thereafter, Perpetual United States 65,000,000 64,789,725
KeyBank NA ,
Senior Note, 5.85%, 11/15/27 .......................... United States 30,000,000 31,019,045
Sub. Bond, 4.9%, 8/08/32 ............................. United States 35,000,000 32,492,136
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 70,000,000 73,102,532
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................... United States 95,000,000 89,387,360
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 .......................................... United States 45,000,000 46,861,764
Wells Fargo & Co. ,
g
S, Junior Sub. Bond, 5.9% to 6/14/24, FRN thereafter, Perpetual United States 70,000,000 62,867,700
Senior Bond, 4.478% to 4/03/30, FRN thereafter, 4/04/31 ..... United States 20,000,000 18,795,672
Senior Bond, 4.897% to 7/24/32, FRN thereafter, 7/25/33 ..... United States 50,000,000 47,625,258
1,828,645,511
Beverages 0.0%
†
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 25,000,000 23,840,658
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Note, 3.2%, 5/14/26 ............................ United States 25,000,000 23,701,680
Senior Note, 3.2%, 11/21/29 ........................... United States 115,000,000 103,931,405
Amgen, Inc. , Senior Bond , 2.45% , 2/21/30 ...................
United States 25,000,000 21,092,063
148,725,148
Building Products 0.3%
d
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 50,000,000 45,946,250
Carrier Global Corp. ,
Senior Bond, 2.7%, 2/15/31 ............................ United States 22,500,000 18,624,651
Senior Note, 2.722%, 2/15/30 .......................... United States 98,200,000 82,890,968
Johnson Controls International plc / Tyco Fire & Security Finance
SCA ,
Senior Bond, 2%, 9/16/31 ............................. United States 10,000,000 7,921,171

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
Johnson Controls International plc / Tyco Fire & Security Finance
SCA, (continued)
Senior Bond, 4.9%, 12/01/32 ........................... United States 39,500,000 $ 38,952,091
194,335,131
Capital Markets 0.7%
Brookfield Finance, Inc. , Senior Bond , 4.85% , 3/29/29 ..........
Canada 34,444,000 32,924,682
d
Coinbase Global, Inc. ,
Senior Bond, 144A, 3.625%, 10/01/31 .................... United States 26,216,900 12,660,453
f
Senior Note, 144A, 3.375%, 10/01/28 .................... United States 60,000,000 31,794,000
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.814% to 4/22/28, FRN thereafter, 4/23/29 ..... United States 21,000,000 19,219,571
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ..... United States 20,000,000 18,668,744
Senior Bond, 2.6%, 2/07/30 ............................ United States 36,250,000 30,330,798
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 43,600,000 34,533,934
Senior Note, 3.5%, 4/01/25 ............................ United States 73,000,000 70,262,025
Senior Note, 3.8%, 3/15/30 ............................ United States 25,000,000 22,532,063
Morgan Stanley ,
Senior Bond, 2.699% to 1/21/30, FRN thereafter, 1/22/31 ..... United States 50,000,000 41,424,714
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ..... United States 23,600,000 20,656,178
Senior Bond, 2.239% to 7/20/31, FRN thereafter, 7/21/32 ..... United States 30,482,000 23,458,614
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 81,000,000 63,604,310
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 35,000,000 36,785,118
Senior Note, 1.512% to 7/19/26, FRN thereafter, 7/20/27 ...... United States 25,000,000 21,725,199
480,580,403
Chemicals 0.9%
Celanese US Holdings LLC ,
Senior Bond, 6.379%, 7/15/32 .......................... United States 25,000,000 23,843,024
Senior Note, 6.165%, 7/15/27 .......................... United States 20,000,000 19,758,617
d
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 125,000,000 117,046,623
d
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 31,500,000 28,299,857
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ..........
United States 35,000,000 36,933,300
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 25,000,000 22,502,233
d
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 150,000,000 119,350,048
d
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 40,000,000 42,466,304
d
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 33,249,000 30,691,487
d
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 119,500,000 96,410,148
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 155,000,000 133,291,421
670,593,062
Commercial Services & Supplies 0.5%
d
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% ,
8/01/29 ........................................... United States 30,000,000 25,554,183
d
APX Group, Inc. ,
Senior Note, 144A, 5.75%, 7/15/29 ...................... United States 108,000,000 89,584,576
Senior Secured Note, 144A, 6.75%, 2/15/27 ............... United States 111,000,000 107,015,100
d
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ........ United States 31,000,000 28,984,070
d
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 .. United States 31,000,000 25,962,500
d
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 61,589,000 53,259,679
330,360,108

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 1.2%
d
CommScope Technologies LLC ,
Senior Note, 144A, 6%, 6/15/25 ........................ United States 434,000,000 $ 395,834,040
Senior Note, 144A, 5%, 3/15/27 ........................ United States 50,000,000 34,039,079
d
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 114,000,000 88,530,120
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 125,000,000 89,561,726
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 225,085,000 208,192,371
816,157,336
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 89,287,000 73,619,333
Consumer Finance 2.3%
Capital One Financial Corp. ,
Senior Bond, 3.8%, 1/31/28 ............................ United States 47,300,000 44,293,713
Senior Bond, 5.268% to 5/09/32, FRN thereafter, 5/10/33 ..... United States 50,000,000 46,585,826
Senior Note, 4.985% to 7/23/25, FRN thereafter, 7/24/26 ...... United States 40,000,000 39,215,012
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 144,532,733 140,148,377
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 45,000,000 42,953,124
Sub. Note, 4.2%, 10/29/25 ............................ United States 113,000,000 109,315,222
Sub. Note, 3.75%, 7/28/26 ............................ United States 100,200,000 94,468,496
Ford Motor Credit Co. LLC ,
Senior Note, 2.3%, 2/10/25 ............................ United States 35,000,000 32,010,300
Senior Note, 5.125%, 6/16/25 .......................... United States 110,000,000 105,989,576
Senior Note, 4.134%, 8/04/25 .......................... United States 149,650,000 140,400,181
Senior Note, 3.375%, 11/13/25 ......................... United States 32,000,000 28,985,051
Senior Note, 2.7%, 8/10/26 ............................ United States 50,000,000 43,482,500
Senior Note, 4.95%, 5/28/27 ........................... United States 115,000,000 107,498,550
Senior Note, 7.35%, 11/04/27 .......................... United States 30,000,000 30,816,000
Senior Note, 5.113%, 5/03/29 .......................... United States 100,000,000 90,780,000
General Motors Financial Co., Inc. ,
Senior Bond, 4.35%, 1/17/27 ........................... United States 40,000,000 38,065,263
Senior Bond, 3.6%, 6/21/30 ............................ United States 37,720,000 31,827,591
Senior Bond, 3.1%, 1/12/32 ............................ United States 80,000,000 62,880,667
Senior Note, 4.15%, 6/19/23 ........................... United States 75,000,000 74,612,484
Senior Note, 5%, 4/09/27 ............................. United States 50,000,000 48,509,922
Senior Note, 2.4%, 4/10/28 ............................ United States 35,000,000 29,496,590
Senior Note, 4.3%, 4/06/29 ............................ United States 69,000,000 61,941,540
John Deere Capital Corp. , Senior Bond , 4.35% , 9/15/32 ........
United States 40,000,000 38,984,501
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 42,100,000 34,503,499
Senior Note, 6.625%, 1/15/28 .......................... United States 26,000,000 23,987,080
Senior Note, 4%, 9/15/30 ............................. United States 59,675,000 44,603,758
1,586,354,823
Containers & Packaging 1.5%
d,h
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 25,144,215 17,528,345
d
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 37,000,000 29,392,885
d
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 195,440,000 146,447,527
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 25,669,000 24,469,958
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 50,000,000 43,413,154
d
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 397,500,000 368,393,742
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 340,000,000 331,298,435

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
d
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 70,000,000 $ 62,205,527
1,023,149,573
Diversified Financial Services 0.5%
d
MPH Acquisition Holdings LLC ,
f
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 260,000,000 173,475,175
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 155,850,000 121,896,519
d
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 100,000,000 93,949,075
389,320,769
Diversified Telecommunication Services 0.3%
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 120,000,000 112,112,400
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 80,000,000 72,815,600
Verizon Communications, Inc. , Senior Bond , 4.016% , 12/03/29 ...
United States 50,000,000 46,818,159
231,746,159
Electric Utilities 1.0%
American Electric Power Co., Inc. , Senior Bond , 5.95% , 11/01/32 .
United States 30,000,000 31,419,099
NextEra Energy Capital Holdings, Inc. , Senior Note , 1.875% , 1/15/27
United States 65,000,000 57,619,924
NRG Energy, Inc. ,
d
Senior Bond, 144A, 3.625%, 2/15/31 ..................... United States 57,000,000 43,435,285
Senior Note, 5.75%, 1/15/28 ........................... United States 18,075,000 16,995,922
d
Senior Note, 144A, 3.375%, 2/15/29 ..................... United States 20,000,000 16,159,200
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ........................... United States 117,500,000 106,776,929
Senior Note, 3.15%, 1/01/26 ........................... United States 78,000,000 72,562,755
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ..............
United States 50,264,000 45,964,797
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 .............
United States 45,000,000 46,171,485
d
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.5%, 9/01/26 ....................... United States 45,000,000 43,427,129
Senior Note, 144A, 5%, 7/31/27 ........................ United States 49,500,000 46,049,528
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 120,000,000 103,635,828
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 35,000,000 31,563,399
Senior Secured Note, 144A, 3.55%, 7/15/24 ............... United States 25,000,000 23,992,042
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 18,000,000 16,424,634
702,197,956
Electrical Equipment 0.0%
†
d
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 20,668,000 17,592,188
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.75% , 6/15/25 .....................
United States 50,000,000 49,154,228
Teledyne Technologies, Inc. , Senior Bond , 2.75% , 4/01/31 .......
United States 17,500,000 14,352,413
63,506,641
Energy Equipment & Services 0.5%
d
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 22,441,000 20,949,518
d
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 29,341,000 30,038,557
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 250,000,000 240,523,305
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 80,000,000 78,539,200
370,050,580

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.5%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 $ 96,422,000
Senior Bond, 4.875%, 4/15/28 .......................... United States 89,300,000 86,427,788
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 50,801,500
d
ROBLOX Corp. , Senior Note , 144A, 3.875% , 5/01/30 .......... United States 50,000,000 39,475,000
d
Warnermedia Holdings, Inc. , Senior Bond , 144A, 4.279% , 3/15/32 . United States 100,000,000 82,626,757
355,753,045
Equity Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ......................... United States 30,000,000 28,089,596
f
Senior Bond, 3.55%, 7/15/27 ........................... United States 40,000,000 37,103,442
Senior Bond, 3.95%, 3/15/29 ........................... United States 20,000,000 18,478,593
Senior Bond, 2.9%, 1/15/30 ............................ United States 15,000,000 12,735,768
Senior Note, 1.6%, 4/15/26 ............................ United States 45,318,000 40,344,263
f
Senior Note, 4.05%, 3/15/32 ........................... United States 50,000,000 44,728,949
Crown Castle, Inc. ,
Senior Bond, 3.3%, 7/01/30 ............................ United States 74,583,000 65,420,872
Senior Bond, 2.1%, 4/01/31 ............................ United States 33,500,000 26,483,585
Senior Bond, 2.5%, 7/15/31 ............................ United States 25,000,000 20,208,937
d
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 88,500,000 81,528,855
MPT Operating Partnership LP / MPT Finance Corp. ,
f
Senior Bond, 5.25%, 8/01/26 ........................... United States 42,000,000 38,321,010
Senior Bond, 5%, 10/15/27 ............................ United States 159,000,000 133,998,840
Senior Bond, 4.625%, 8/01/29 .......................... United States 33,000,000 25,224,693
Senior Bond, 3.5%, 3/15/31 ............................ United States 55,177,000 37,938,248
Service Properties Trust ,
Senior Bond, 4.5%, 6/15/23 ............................ United States 69,068,000 67,981,691
Senior Note, 4.35%, 10/01/24 .......................... United States 32,445,000 29,546,089
VICI Properties LP ,
Senior Bond, 5.125%, 5/15/32 .......................... United States 60,000,000 55,672,500
Senior Note, 4.95%, 2/15/30 ........................... United States 30,000,000 28,598,020
d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 4.25% ,
12/01/26 .......................................... United States 43,260,000 40,453,451
Weyerhaeuser Co. , Senior Bond , 3.375% , 3/09/33 ............
United States 42,300,000 35,473,906
868,331,308
Food & Staples Retailing 0.1%
d
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ............. United States 75,000,000 57,451,293
Food Products 0.3%
d
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 35,000,000 34,259,750
d
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond, 144A, 5.75%, 4/01/33 ...................... United States 60,000,000 57,376,800
Senior Note, 144A, 5.125%, 2/01/28 ..................... United States 20,000,000 18,984,953
d
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 59,800,000 56,379,743
Senior Bond, 144A, 5.5%, 12/15/29 ...................... United States 10,000,000 9,070,000
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 55,400,000 46,674,807
222,746,053
Health Care Equipment & Supplies 0.7%
DENTSPLY SIRONA, Inc. , Senior Bond , 3.25% , 6/01/30 ........
United States 51,249,000 42,658,073
d
GE HealthCare Technologies, Inc. , Senior Bond , 144A, 5.905% ,
11/22/32 .......................................... United States 90,000,000 93,543,719
d
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 226,000,000 179,908,430

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
d
Medline Borrower LP, (continued)
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 244,500,000 $ 197,493,653
513,603,875
Health Care Providers & Services 6.0%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 19,380,000 15,201,635
Senior Note, 4.25%, 12/15/27 .......................... United States 37,645,000 35,388,868
Senior Note, 4.625%, 12/15/29 ......................... United States 162,000,000 148,406,713
d
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 600,000,000 309,499,794
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 585,000,000 290,776,087
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 565,000,000 273,858,325
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 478,065,000 436,234,312
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 295,500,000 253,917,240
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 382,000,000 346,356,692
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 269,000,000 225,362,820
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 121,138,350
Senior Bond, 1.875%, 2/28/31 .......................... United States 70,000,000 55,076,244
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000,000 36,105,414
d
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 158,855,000 118,911,705
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 287,822,000 232,140,442
d
Fresenius Medical Care US Finance III, Inc. ,
Senior Bond, 144A, 2.375%, 2/16/31 ..................... Germany 20,000,000 14,710,943
Senior Bond, 144A, 3%, 12/01/31 ....................... Germany 30,941,000 23,323,224
HCA, Inc. ,
Senior Bond, 5.625%, 9/01/28 .......................... United States 80,000,000 79,705,722
Senior Note, 5%, 3/15/24 ............................. United States 114,800,000 114,195,115
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 .................
United States 35,000,000 36,243,757
Quest Diagnostics, Inc. , Senior Bond , 2.95% , 6/30/30 ..........
United States 58,755,000 50,888,842
Tenet Healthcare Corp. ,
d
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 98,181,000 94,503,140
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 49,868,482
d
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 315,000,000 282,690,450
d
Senior Secured Note, 144A, 4.25%, 6/01/29 ............... United States 41,000,000 35,593,945
d
Senior Secured Note, 144A, 4.375%, 1/15/30 .............. United States 42,000,000 36,427,440
d
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 354,000,000 337,912,470
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 125,000,000 129,373,058
4,183,811,229
Health Care Technology 0.2%
d,h
Multiplan Corp. , Senior Note , 144A, PIK, 6% , 10/15/27 ......... United States 185,000,000 118,862,500
Hotels, Restaurants & Leisure 2.2%
d
Brinker International, Inc. , Senior Note , 144A, 5% , 10/01/24 ..... United States 30,000,000 28,963,219
d
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 35,000,000 34,461,350
Senior Note, 144A, 4.625%, 10/15/29 .................... United States 85,000,000 69,325,575
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 110,000,000 107,107,605
d
Carnival Corp. ,
Secured Note, 144A, 10.5%, 2/01/26 ..................... United States 10,000,000 10,064,150
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 50,000,000 39,718,236
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 78,000,000 55,830,060
Senior Note, 144A, 10.5%, 6/01/30 ...................... United States 55,000,000 44,811,287
d
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 20,000,000 17,205,331

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc. ,
Senior Bond, 3.8%, 2/15/28 ............................ United States 57,000,000 $ 52,425,300
Senior Note, 5%, 2/15/26 ............................. United States 30,000,000 29,639,112
Senior Note, 3.25%, 2/15/30 ........................... United States 56,000,000 47,626,738
d
Senior Note, 144A, 6.25%, 5/01/25 ...................... United States 54,596,000 55,103,084
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 90,000,000 72,762,750
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 140,000,000 118,654,900
Marriott International, Inc. , Senior Note , 5% , 10/15/27 ..........
United States 25,000,000 24,711,560
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 40,000,000 39,238,397
d
Penn Entertainment, Inc. ,
Senior Note, 144A, 5.625%, 1/15/27 ..................... United States 20,000,000 18,166,400
Senior Note, 144A, 4.125%, 7/01/29 ..................... United States 65,000,000 51,434,738
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 370,000,000 352,020,205
Senior Note, 144A, 4.25%, 5/30/23 ...................... United States 131,000,000 129,311,934
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 146,722,000 132,644,152
1,531,226,083
Household Durables 0.2%
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 23,800,000 23,155,972
f
Lennar Corp. , Senior Note , 4.5% , 4/30/24 ................... United States 44,675,000 44,101,021
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note, 4.75%, 2/15/28 ........................... United States 34,630,000 30,290,428
Senior Note, 4.75%, 4/01/29 ........................... United States 42,345,000 35,673,334
133,220,755
Household Products 0.1%
d
Energizer Holdings, Inc. ,
Senior Note, 144A, 6.5%, 12/31/27 ...................... United States 20,000,000 19,058,783
Senior Note, 144A, 4.75%, 6/15/28 ...................... United States 20,000,000 17,364,066
Senior Note, 144A, 4.375%, 3/31/29 ..................... United States 20,000,000 16,993,143
53,415,992
Independent Power and Renewable Electricity Producers 0.4%
d
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 115,000,000 102,847,697
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 103,500,000 92,547,961
d,g
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 100,000,000 91,137,821
286,533,479
Industrial Conglomerates 0.1%
f
3M Co. ,
Senior Bond, 3.375%, 3/01/29 .......................... United States 20,000,000 18,467,040
Senior Bond, 2.375%, 8/26/29 .......................... United States 40,000,000 34,010,458
52,477,498
Insurance 0.2%
Lincoln National Corp. ,
f
Senior Bond, 3.4%, 1/15/31 ............................ United States 15,000,000 12,442,089
Senior Bond, 3.4%, 3/01/32 ............................ United States 20,572,000 16,702,592
d
Northwestern Mutual Global Funding , Secured Note , 144A, 4.35% ,
9/15/27 ........................................... United States 40,000,000 39,011,995

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 $ 62,163,400
130,320,076
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.85% , 8/15/32 .............
United States 65,000,000 57,382,401
d
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 40,000,000 33,028,800
90,411,201
Internet & Direct Marketing Retail 0.1%
f
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ............... United States 67,500,000 61,970,368
IT Services 0.4%
Fidelity National Information Services, Inc. ,
Senior Bond, 2.25%, 3/01/31 ........................... United States 53,000,000 41,656,103
Senior Bond, 5.1%, 7/15/32 ............................ United States 20,000,000 19,324,240
Fiserv, Inc. ,
Senior Bond, 4.2%, 10/01/28 ........................... United States 52,000,000 49,292,420
Senior Bond, 3.5%, 7/01/29 ............................ United States 40,000,000 36,122,191
Senior Bond, 2.65%, 6/01/30 ........................... United States 38,000,000 32,031,602
Twilio, Inc. ,
Senior Bond, 3.875%, 3/15/31 .......................... United States 46,500,000 36,958,200
Senior Note, 3.625%, 3/15/29 .......................... United States 45,000,000 36,616,500
252,001,256
Machinery 0.2%
d
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 30,000,000 30,196,200
f
Parker-Hannifin Corp. , Senior Bond , 3.25% , 6/14/29 ........... United States 43,000,000 38,490,042
d
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% ,
10/15/29 .......................................... United States 35,000,000 30,308,250
d
TK Elevator U.S. Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 43,000,000 38,252,800
137,247,292
Media 2.7%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 129,000,000 94,338,257
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 140,000,000 103,060,300
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 65,000,000 56,462,250
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 40,026,000 37,324,245
d
Senior Bond, 144A, 5.5%, 4/15/27 ....................... United States 212,900,000 179,054,518
d
Senior Bond, 144A, 4.5%, 11/15/31 ...................... United States 85,000,000 59,133,568
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 84,500,000 75,759,320
DISH DBS Corp. ,
Senior Note, 5%, 3/15/23 ............................. United States 420,000,000 418,922,679
Senior Note, 5.875%, 11/15/24 ......................... United States 255,000,000 237,479,942
Senior Note, 7.75%, 7/01/26 ........................... United States 124,320,000 100,506,504
d
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 90,000,000 75,978,900
d
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 60,000,000 49,587,300
d
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 315,000,000 300,642,363
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 70,000,000 67,685,450
Senior Secured Note, 144A, 7.375%, 6/30/30 .............. United States 20,000,000 19,138,200
1,875,073,796

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 1.3%
d
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 75,122,000 $ 66,753,683
ArcelorMittal SA ,
Senior Bond, 6.8%, 11/29/32 ........................... Luxembourg 40,000,000 39,892,159
Senior Note, 6.55%, 11/29/27 .......................... Luxembourg 25,000,000 25,160,490
d
Cleveland-Cliffs, Inc. ,
f
Senior Bond, 144A, 4.875%, 3/01/31 ..................... United States 30,000,000 26,533,084
Senior Secured Note, 144A, 6.75%, 3/15/26 ............... United States 50,000,000 50,211,000
d
First Quantum Minerals Ltd. ,
Senior Note, 144A, 6.5%, 3/01/24 ....................... Zambia 35,129,000 34,417,638
Senior Note, 144A, 7.5%, 4/01/25 ....................... Zambia 120,000,000 117,048,026
d
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 125,000,000 104,201,061
Senior Bond, 144A, 6.125%, 4/15/32 ..................... Australia 45,000,000 42,032,025
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 114,540,000 112,769,464
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 42,000,000 39,184,846
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 30,000,000 28,997,250
Senior Bond, 4.625%, 8/01/30 .......................... United States 36,000,000 33,590,682
Senior Note, 3.875%, 3/15/23 .......................... United States 62,636,000 62,569,655
d,f
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 100,000,000 81,397,807
d
Mineral Resources Ltd. ,
Senior Note, 144A, 8%, 11/01/27 ........................ Australia 20,000,000 20,478,200
Senior Note, 144A, 8.5%, 5/01/30 ....................... Australia 25,000,000 25,374,875
910,611,945
Multiline Retail 0.1%
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 80,000,000 77,895,037
Multi-Utilities 0.2%
Dominion Energy, Inc. ,
A, Senior Note, 4.35%, 8/15/32 ......................... United States 30,000,000 27,976,676
C, Senior Note, 3.375%, 4/01/30 ........................ United States 30,000,000 26,505,652
NiSource, Inc. , Senior Bond , 3.6% , 5/01/30 ..................
United States 33,750,000 30,130,703
Southern Co. Gas Capital Corp. , Senior Bond , 5.15% , 9/15/32 ...
United States 40,000,000 39,380,754
123,993,785
Oil, Gas & Consumable Fuels 1.7%
BP Capital Markets America, Inc. ,
Senior Bond, 4.234%, 11/06/28 ......................... United States 28,705,000 27,870,459
Senior Bond, 3.633%, 4/06/30 .......................... United States 46,500,000 42,786,374
Senior Bond, 2.721%, 1/12/32 .......................... United States 15,000,000 12,542,422
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 260,000,000 271,397,958
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 95,000,000 88,943,750
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 113,284,137
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 5.125%, 6/30/27 ................... United States 51,542,000 51,003,977
Senior Secured Note, 3.7%, 11/15/29 .................... United States 107,245,000 97,180,901
Chevron Corp. , Senior Bond , 2.236% , 5/11/30 ................
United States 40,000,000 34,370,887
d
CITGO Petroleum Corp. ,
Senior Secured Note, 144A, 7%, 6/15/25 .................. United States 33,224,000 32,482,441
Senior Secured Note, 144A, 6.375%, 6/15/26 .............. United States 30,000,000 28,958,859
Energy Transfer LP , Senior Bond , 5.75% , 2/15/33 .............
United States 30,000,000 29,408,550
d
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ........................................... United States 32,000,000 28,503,072
d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 50,000,000 46,956,650

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. ,
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 $ 29,940,000
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 60,660,812
Senior Note, 6.625%, 9/01/30 .......................... United States 40,000,000 41,425,400
Senior Note, 6.125%, 1/01/31 .......................... United States 30,000,000 30,333,439
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ........................... United States 27,575,000 24,175,591
Senior Bond, 2.6%, 3/15/31 ............................ United States 40,000,000 32,466,666
Senior Bond, 4.65%, 8/15/32 ........................... United States 70,000,000 65,369,707
1,190,062,052
Personal Products 0.2%
d
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 30,000,000 28,905,750
GSK Consumer Healthcare Capital US LLC ,
Senior Note, 3.375%, 3/24/29 .......................... United States 30,000,000 27,038,920
Senior Note, 3.625%, 3/24/32 .......................... United States 65,043,000 57,281,649
113,226,319
Pharmaceuticals 3.0%
d
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 477,060,000 466,922,475
d
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 169,340,000 101,374,800
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 219,000,000 186,495,287
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 185,000,000 127,812,800
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 53,850,000 36,737,547
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 815,000,000 639,648,365
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 65,000,000 63,051,940
Bristol-Myers Squibb Co. , Senior Note , 3.9% , 2/20/28 ..........
United States 30,000,000 28,940,756
d,i
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 87,160,000 12,311,350
Senior Secured Note, 144A, 5.875%, 10/15/24 ............. United States 47,500,000 37,762,500
d,i
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 66,355,000 50,461,224
d,i
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 193,401,000 147,390,836
Royalty Pharma plc ,
Senior Bond, 2.15%, 9/02/31 ........................... United States 25,800,000 19,572,887
Senior Note, 2.2%, 9/02/30 ............................ United States 55,000,000 43,108,266
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 27,220,000 27,111,664
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 150,500,000 140,882,528
2,129,585,225
Road & Rail 0.1%
d
Ashtead Capital, Inc. , Senior Note , 144A, 4.375% , 8/15/27 ...... United Kingdom 34,500,000 32,288,853
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 73,000,000 71,614,935
103,903,788
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 .......................... United States 20,000,000 17,971,963
Senior Bond, 4.3%, 11/15/32 ........................... United States 80,000,000 70,736,650
d
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 100,000,000 78,995,414
d
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 50,000,000 44,029,819
d
Senior Bond, 144A, 3.469%, 4/15/34 ..................... United States 56,000,000 44,839,276
d
Senior Note, 144A, 4%, 4/15/29 ........................ United States 73,307,000 66,746,105
Microchip Technology, Inc. , Senior Note , 4.333% , 6/01/23 .......
United States 69,000,000 68,716,899

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. ,
Senior Bond, 5.327%, 2/06/29 .......................... United States 25,000,000 $ 24,049,204
Senior Bond, 4.663%, 2/15/30 .......................... United States 34,000,000 30,913,116
f
Senior Note, 6.75%, 11/01/29 .......................... United States 55,000,000 55,991,848
NXP BV / NXP Funding LLC , Senior Note , 5.55% , 12/01/28 ......
China 20,000,000 20,016,287
NXP BV / NXP Funding LLC / NXP USA, Inc. ,
Senior Note, 3.875%, 6/18/26 .......................... China 15,000,000 14,268,472
Senior Note, 3.4%, 5/01/30 ............................ China 16,200,000 14,035,992
Senior Note, 2.5%, 5/11/31 ............................ China 35,000,000 27,964,347
d
Qorvo, Inc. , Senior Bond , 144A, 3.375% , 4/01/31 ............. United States 30,800,000 24,800,591
604,075,983
Software 1.0%
Autodesk, Inc. , Senior Bond , 2.85% , 1/15/30 .................
United States 20,000,000 17,240,504
d
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 72,875,000 58,723,834
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ........................... United States 100,000,000 92,039,169
Senior Bond, 3.25%, 11/15/27 .......................... United States 40,000,000 36,806,292
Senior Bond, 2.95%, 4/01/30 ........................... United States 44,000,000 37,613,838
Senior Bond, 3.25%, 5/15/30 ........................... United States 21,960,000 19,118,616
Senior Bond, 2.875%, 3/25/31 .......................... United States 101,000,000 83,990,007
Senior Bond, 6.25%, 11/09/32 .......................... United States 45,000,000 47,240,108
Senior Note, 2.3%, 3/25/28 ............................ United States 50,000,000 43,395,456
Senior Note, 6.15%, 11/09/29 .......................... United States 20,000,000 20,806,652
d
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 75,000,000 59,221,965
Roper Technologies, Inc. ,
Senior Bond, 2%, 6/30/30 ............................. United States 30,303,000 24,353,147
Senior Bond, 1.75%, 2/15/31 ........................... United States 20,000,000 15,454,542
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 200,000,000 177,106,376
733,110,506
Specialty Retail 0.8%
AutoNation, Inc. ,
Senior Bond, 4.75%, 6/01/30 ........................... United States 40,959,000 36,636,598
Senior Bond, 2.4%, 8/01/31 ............................ United States 44,451,000 32,067,609
Senior Bond, 3.85%, 3/01/32 ........................... United States 32,953,000 26,383,224
Senior Note, 1.95%, 8/01/28 ........................... United States 44,000,000 35,174,459
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .......
United States 50,000,000 44,535,000
d
Carvana Co. ,
Senior Note, 144A, 5.625%, 10/01/25 .................... United States 35,000,000 15,782,054
Senior Note, 144A, 10.25%, 5/01/30 ..................... United States 41,500,000 19,577,769
d
Gap, Inc. (The) , Senior Bond , 144A, 3.875% , 10/01/31 ......... United States 31,500,000 22,021,178
Home Depot, Inc. (The) , Senior Note , 4.5% , 9/15/32 ...........
United States 70,000,000 68,569,814
Lowe's Cos., Inc. ,
Senior Bond, 3.65%, 4/05/29 ........................... United States 20,000,000 18,520,950
Senior Bond, 4.5%, 4/15/30 ............................ United States 35,000,000 33,627,901
Senior Bond, 3.75%, 4/01/32 ........................... United States 40,000,000 35,694,606
f
Senior Bond, 5%, 4/15/33 ............................. United States 115,000,000 112,636,483
Senior Note, 1.7%, 10/15/30 ........................... United States 15,000,000 11,764,684
d
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 60,000,000 48,344,140
561,336,469
Technology Hardware, Storage & Peripherals 0.5%
f
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 .................... United States 50,000,000 45,541,263
Dell International LLC / EMC Corp. , Senior Note , 5.3% , 10/01/29 ..
United States 55,000,000 53,915,728

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. ,
Senior Bond, 4.2%, 4/15/32 ............................ United States 48,960,000 $ 42,225,689
Senior Bond, 5.5%, 1/15/33 ............................ United States 50,000,000 47,120,194
Senior Note, 4%, 4/15/29 ............................. United States 150,309,000 137,512,416
Senior Note, 2.65%, 6/17/31 ........................... United States 30,000,000 23,443,546
349,758,836
Tobacco 0.4%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 78,500,000 75,635,313
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 215,000,000 196,757,282
Philip Morris International, Inc. , Senior Bond , 5.75% , 11/17/32 ....
United States 25,000,000 25,563,956
297,956,551
Trading Companies & Distributors 0.6%
United Rentals North America, Inc. ,
Secured Note, 3.875%, 11/15/27 ........................ United States 39,000,000 36,157,680
Senior Bond, 4.875%, 1/15/28 .......................... United States 115,000,000 109,233,325
Senior Bond, 4%, 7/15/30 ............................. United States 61,623,000 52,784,510
Senior Bond, 3.875%, 2/15/31 .......................... United States 104,657,000 87,968,918
Senior Bond, 3.75%, 1/15/32 ........................... United States 31,000,000 25,331,030
d
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 65,000,000 64,718,875
d
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 30,000,000 30,441,364
406,635,702
Water Utilities 0.0%
†
American Water Capital Corp. , Senior Bond , 4.45% , 6/01/32 .....
United States 40,336,000 38,711,726
Wireless Telecommunication Services 0.9%
Sprint LLC ,
Senior Note, 7.875%, 9/15/23 .......................... United States 187,350,000 190,382,447
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 194,794,731
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 91,003,868
d
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 5.152% ,
3/20/28 ........................................... United States 90,000,000 88,792,459
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 45,000,000 44,738,400
Senior Note, 3.375%, 4/15/29 .......................... United States 30,000,000 26,480,835
636,192,740
Total Corporate Bonds (Cost $33,600,549,768) ..................................
31,093,438,585
Senior Floating Rate Interests 0.3%
Software 0.3%
j,k
TIBCO Software, Inc. , First Lien, CME Term Loan, A , 9.18% ,
( 3-month SOFR + 4.5% ), 9/29/28 ........................ United States 250,000,000 222,812,500
Total Senior Floating Rate Interests (Cost $217,500,000) .........................
222,812,500
U.S. Government and Agency Securities 13.4%
U.S. Treasury Bonds , 3.375%, 8/15/42 .....................
United States 600,000,000 536,437,500
U.S. Treasury Notes ,
3%, 6/30/24 ........................................ United States 500,000,000 488,085,940
4.375%, 10/31/24 .................................... United States 1,000,000,000 997,226,560
4.5%, 11/30/24 ...................................... United States 500,000,000 500,058,595
4.25%, 10/15/25 ..................................... United States 1,000,000,000 999,375,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
4.125%, 10/31/27 .................................... United States 1,250,000,000 $ 1,254,687,500
3.875%, 11/30/27 .................................... United States 500,000,000 497,343,750
2.375%, 3/31/29 ..................................... United States 1,000,000,000 909,433,590
2.875%, 5/15/32 ..................................... United States 1,250,000,000 1,152,343,750
2.75%, 8/15/32 ..................................... United States 2,250,000,000 2,049,257,813
Total U.S. Government and Agency Securities (Cost $9,638,349,886) ..............
9,384,249,998
Asset-Backed Securities 0.1%
Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 . .
United States 43,471,083 42,920,270
Total Asset-Backed Securities (Cost $43,471,083) ...............................
42,920,270
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 27,595,636 26,346,009
Total Mortgage-Backed Securities (Cost $29,234,127) ............................
26,346,009
Shares
a
Escrows and Litigation Trusts 0.1%
b,d
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 25,000,000 23,723,254
b,d
Entegris Escrow Corp., Escrow Account, 144A ............... United States 46,369,000 42,379,054
Total Escrows and Litigation Trusts (Cost $70,508,469) ..........................
66,102,308
Total Long Term Investments (Cost $69,792,783,753) ............................
68,136,151,305
a
Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.1%
c,l
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 1,473,663,189 1,473,663,189
Total Money Market Funds (Cost $1,473,663,189) ................................
1,473,663,189
a a a
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
c,l
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 176,321,000 176,321,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $176,321,000) ..........................................................
176,321,000
Total Short Term Investments (Cost $1,649,984,189 ) .............................
1,649,984,189
a
Total Investments (Cost $71,442,767,942) 99.5% ................................
$69,786,135,494
Options Written (0.1)% .......................................................
(50,472,000)
Other Assets, less Liabilities 0.6% .............................................
432,846,363
Net Assets 100.0% ...........................................................
$70,168,509,857

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
3M Co., January Strike Price $135.00, Expires 1/20/23 ......... 10,000 119,920,000 $ (90,000)
Bank of America Corp., January Strike Price $40.00, Expires 1/20/23 20,000 66,240,000 (60,000)
Broadcom, Inc., January Strike Price $580.00, Expires 1/20/23 ... 5,000 279,565,000 (4,050,000)
Chevron Corp., March Strike Price $200.00, Expires 3/17/23 ..... 20,000 358,980,000 (5,900,000)
Cisco Systems, Inc., March Strike Price $55.00, Expires 3/17/23 .. 20,000 95,280,000 (420,000)
Dominion Energy, Inc., January Strike Price $62.50, Expires 1/20/23 5,000 30,660,000 (460,000)
Dominion Energy, Inc., April Strike Price $67.50, Expires 4/21/23 .. 5,000 30,660,000 (575,000)
Exxon Mobil Corp., January Strike Price $120.00, Expires 1/20/23 . 10,000 110,300,000 (310,000)
Exxon Mobil Corp., March Strike Price $120.00, Expires 3/17/23 .. 10,000 110,300,000 (2,550,000)
Ford Motor Co., March Strike Price $15.00, Expires 3/17/23 ..... 25,000 29,075,000 (300,000)
Freeport-McMoRan, Inc., January Strike Price $42.00, Expires
1/20/23 ........................................... 10,000 38,000,000 (290,000)
Freeport-McMoRan, Inc., February Strike Price $48.00, Expires
2/17/23 ........................................... 10,000 38,000,000 (280,000)
Home Depot, Inc. (The), February Strike Price $345.00, Expires
2/17/23 ........................................... 1,000 31,586,000 (337,000)
JPMorgan Chase & Co., March Strike Price $150.00, Expires
3/17/23 ........................................... 10,000 134,100,000 (1,470,000)
Lockheed Martin Corp., January Strike Price $510.00, Expires
1/20/23 ........................................... 5,000 243,245,000 (955,000)
Pfizer, Inc., January Strike Price $52.50, Expires 1/20/23 ........ 20,000 102,480,000 (1,240,000)
PG&E Corp., March Strike Price $18.00, Expires 3/17/23 ........ 10,000 16,260,000 (370,000)
QUALCOMM, Inc., January Strike Price $145.00, Expires 1/20/23 . 10,000 109,940,000 (30,000)
Texas Instruments, Inc., January Strike Price $190.00, Expires
1/20/23 ........................................... 10,000 165,220,000 (130,000)
Union Pacific Corp., February Strike Price $230.00, Expires 2/17/23 10,000 207,070,000 (1,200,000)
(21,017,000)
Puts - Exchange-Traded
Equity Options
AbbVie, Inc., February Strike Price $145.00, Expires 2/17/23 ..... 10,000 161,610,000 (1,390,000)
AbbVie, Inc., January Strike Price $150.00, Expires 1/20/23 ...... 10,000 161,610,000 (620,000)
Caterpillar, Inc., March Strike Price $200.00, Expires 3/17/23 ..... 10,000 239,560,000 (3,210,000)
Exxon Mobil Corp., January Strike Price $100.00, Expires 1/20/23 . 10,000 110,300,000 (470,000)
Home Depot, Inc. (The), January Strike Price $275.00, Expires
1/20/23 ........................................... 5,000 157,930,000 (330,000)
Home Depot, Inc. (The), February Strike Price $290.00, Expires
2/17/23 ........................................... 10,000 315,860,000 (4,900,000)
Honeywell International, Inc., February Strike Price $195.00, Expires
2/17/23 ........................................... 10,000 214,300,000 (2,490,000)
JPMorgan Chase & Co., March Strike Price $110.00, Expires 3/17/23 10,000 134,100,000 (1,100,000)
Lockheed Martin Corp., January Strike Price $410.00, Expires
1/20/23 ........................................... 5,000 243,245,000 (125,000)
Microsoft Corp., January Strike Price $220.00, Expires 1/20/23 ... 10,000 239,820,000 (1,440,000)
Philip Morris International, Inc., March Strike Price $90.00, Expires
3/17/23 ........................................... 10,000 101,210,000 (1,050,000)
Salesforce, Inc., February Strike Price $115.00, Expires 2/17/23 .. 10,000 132,590,000 (1,940,000)
Target Corp., February Strike Price $130.00, Expires 2/17/23 ..... 10,000 149,040,000 (1,750,000)
Union Pacific Corp., February Strike Price $190.00, Expires 2/17/23 10,000 207,070,000 (3,200,000)
United Parcel Service, Inc., February Strike Price $160.00, Expires
2/17/23 ........................................... 5,000 86,920,000 (2,000,000)
United Parcel Service, Inc., January Strike Price $165.00, Expires
1/20/23 ........................................... 5,000 86,920,000 (810,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Puts - Exchange-Traded (continued)
Equity Options (continued)
United Parcel Service, Inc., January Strike Price $175.00, Expires
1/20/23 ........................................... 5,000 86,920,000 $ (2,630,000)
(29,455,000)
Total Options Written (Premiums received $74,489,426) ..........................
$ (50,472,000)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
See Note 5 regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $28,397,006,157, representing 40.5% of net assets.
e
See Note 4 regarding holdings of 5% voting securities.
f
A portion or all of the security is on loan at December 31, 2022.
g
Perpetual security with no stated maturity date.
h
Income may be received in additional securities and/or cash.
i
Defaulted security or security for which income has been deemed uncollectible.
j
A portion or all of the security purchased on a delayed delivery basis.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 38,000 $ 4,267,281,251 3/22/23 $ (20,160,380)
Total Futures Contracts ...................................................................... $(20,160,380)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 47 .

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2022
Franklin U.S. Government Securities Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.6%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 15,852,012
Total U.S. Government and Agency Securities (Cost $18,487,012) .................
15,852,012
Mortgage-Backed Securities 97.3%
Government National Mortgage Association (GNMA) Fixed Rate 97.3%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 3,624,490 3,604,784
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 129,766,999 131,724,204
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 59,137,116 61,668,463
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 54,187,284 57,486,150
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 14,193,985 14,607,331
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 8,821,355 9,280,542
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 846,329 879,423
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 1,232 1,282
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 121 121
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 12,109,649 11,400,704
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 35,152,212 33,972,362
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 67,098,688 66,593,408
GNMA I, Single-family, 30 Year, 5%, 2/15/35 ............................... 16,896 16,915
GNMA I, Single-family, 30 Year, 5.5%, 5/15/33 - 10/15/48 ...................... 564,165 573,946
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 - 1/15/26 ..................... 27,075 27,110
GNMA I, Single-family, 30 Year, 7.5%, 1/15/23 - 7/15/31 ...................... 941,943 951,142
GNMA I, Single-family, 30 Year, 8%, 3/15/23 - 9/15/30 ........................ 332,281 334,098
GNMA I, Single-family, 30 Year, 8.5%, 2/15/23 - 5/15/25 ...................... 6,377 6,380
GNMA I, Single-family, 30 Year, 10%, 2/15/25 .............................. 2,531 2,534
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 3,046,536 3,042,332
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 992,232 993,241
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 24,076,481 25,441,992
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 1,013,368 1,047,021
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 292,347 307,895
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 7,645 7,636
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 42,812 43,587
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ............................... 172,726,259 145,449,587
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 15,210,002 12,745,034
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............................. 75,735,138 65,856,024
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............................. 224,669,064 195,382,490
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 ............................. 90,860,563 78,967,322
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 88,592,606 76,974,746
GNMA II, Single-family, 30 Year, 2.5%, 12/20/51 ............................ 90,490,633 78,591,756
GNMA II, Single-family, 30 Year, 2.5%, 1/20/52 ............................. 135,612,701 117,761,032
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 19,781,523 18,079,230
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 9,926,483 9,085,436
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 14,587,989 13,332,168
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 19,481,323 17,732,709
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 15,658,633 14,118,271
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 25,171,602 22,703,174
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 11,897,856 10,843,101
GNMA II, Single-family, 30 Year, 3%, 9/20/50 ............................... 9,213,023 8,350,057
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ............................... 156,070,913 139,823,759
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ............................... 177,629,640 159,204,240
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ............................... 29,419,874 26,350,794
GNMA II, Single-family, 30 Year, 3%, 10/20/51 .............................. 126,968,102 113,586,484
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 10/20/50 ...................... 63,361,624 57,561,441
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 31,264,944 29,486,111
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 39,333,842 37,120,420
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 11,643,330 10,993,646
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 13,495,963 12,728,100
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 140,636,264 131,813,377

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 47 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ $ 133,850,505 $ 124,736,521
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 50,813,268 47,832,909
GNMA II, Single-family, 30 Year, 3.5%, 11/20/51 ............................ 24,661,227 22,714,476
GNMA II, Single-family, 30 Year, 3.5%, 2/20/52 ............................. 70,292,567 64,741,724
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 10,361,458 10,021,253
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 10,297,964 9,960,422
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 12,729,765 12,311,658
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 11,976,393 11,582,968
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 33,777,316 32,459,700
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 26,167,403 25,146,689
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 16,717,433 16,066,147
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 12/20/49 ...................... 49,003,728 47,352,483
GNMA II, Single-family, 30 Year, 4%, 6/20/52 ............................... 128,780,246 121,991,367
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 9,338,309 9,328,796
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 11,561,125 11,514,031
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 12,834,952 12,821,881
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 18,551,466 18,532,580
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 13,236,120 13,235,570
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 29,399,146 29,428,828
GNMA II, Single-family, 30 Year, 5%, 9/20/33 ............................... 8,266,845 8,445,368
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 26,762,356 27,250,615
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 38,278,928 39,565,070
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 547,768 564,230
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 7,703,194 8,086,259
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 2,042,674 2,116,294
GNMA II, Single-family, 30 Year, 7.5%, 3/20/23 - 4/20/32 ...................... 264,494 272,614
GNMA II, Single-family, 30 Year, 8%, 12/20/24 - 6/20/30 ...................... 133,144 137,241
GNMA II, Single-family, 30 Year, 8.5%, 1/20/25 - 6/20/25 ...................... 70 70
GNMA II, Single-family, 30 Year, 9.5%, 1/20/25 ............................. 404 403
2,756,873,279
Total Mortgage-Backed Securities (Cost $3,096,152,665) .........................
2,756,873,279
Total Long Term Investments (Cost $3,114,639,677) .............................
2,772,725,291
a
a a a a
Short Term Investments 1.9%
Shares
a
Money Market Funds 1.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 54,954,608 54,954,608
Total Money Market Funds (Cost $54,954,608) ..................................
54,954,608
Total Short Term Investments (Cost $54,954,608 ) ................................
54,954,608
a
Total Investments (Cost $3,169,594,285) 99.8% ..................................
$2,827,679,899
Other Assets, less Liabilities 0.2% .............................................
5,837,067
Net Assets 100.0% ...........................................................
$2,833,516,966
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2022
Franklin Utilities Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Construction & Engineering 2.0%
MDU Resources Group, Inc. ............................. United States 4,400,000 $ 133,496,000
Diversified Telecommunication Services 0.8%
TELUS Corp. ........................................ Canada 3,000,000 57,895,126
Electric Utilities 59.1%
Alliant Energy Corp. ................................... United States 3,750,000 207,037,500
American Electric Power Co., Inc. ......................... United States 2,750,000 261,112,500
Constellation Energy Corp. .............................. United States 1,349,999 116,383,414
Duke Energy Corp. .................................... United States 2,800,000 288,372,000
Edison International ................................... United States 4,400,000 279,928,000
Emera, Inc. .......................................... Canada 1,600,000 61,152,142
Entergy Corp. ........................................ United States 2,200,000 247,500,000
Evergy, Inc. .......................................... United States 4,150,000 261,159,500
Eversource Energy .................................... United States 2,000,000 167,680,000
Exelon Corp. ......................................... United States 6,350,000 274,510,500
FirstEnergy Corp. ..................................... United States 2,000,000 83,880,000
NextEra Energy, Inc. ................................... United States 9,686,286 809,773,509
OGE Energy Corp. .................................... United States 1,600,000 63,280,000
a
PG&E Corp. ......................................... United States 11,100,000 180,486,000
Pinnacle West Capital Corp. ............................. United States 1,250,000 95,050,000
PNM Resources, Inc. .................................. United States 1,000,000 48,790,000
PPL Corp. ........................................... United States 6,000,000 175,320,000
Southern Co. (The) .................................... United States 4,100,000 292,781,000
Xcel Energy, Inc. ...................................... United States 2,100,000 147,231,000
4,061,427,065
Gas Utilities 1.6%
Southwest Gas Holdings, Inc. ............................ United States 700,000 43,316,000
Spire, Inc. ........................................... United States 1,000,000 68,860,000
112,176,000
Independent Power and Renewable Electricity Producers 1.8%
Clearway Energy, Inc., C ................................ United States 600,000 19,122,000
Vistra Corp. .......................................... United States 4,500,000 104,400,000
123,522,000
Multi-Utilities 29.1%
Ameren Corp. ........................................ United States 1,668,250 148,340,790
Black Hills Corp. ...................................... United States 784,393 55,174,204
CenterPoint Energy, Inc. ................................ United States 6,000,000 179,940,000
CMS Energy Corp. .................................... United States 3,800,000 240,654,000
Consolidated Edison, Inc. ............................... United States 900,000 85,779,000
Dominion Energy, Inc. .................................. United States 3,800,000 233,016,000
DTE Energy Co. ...................................... United States 1,500,000 176,295,000
E.ON SE ............................................ Germany 9,000,000 89,473,899
National Grid plc ...................................... United Kingdom 5,000,000 59,894,306
NiSource, Inc. ........................................ United States 5,600,000 153,552,000
NorthWestern Corp. ................................... United States 1,300,000 77,142,000
Public Service Enterprise Group, Inc. ...................... United States 2,200,000 134,794,000
Sempra Energy ....................................... United States 1,800,000 278,172,000
WEC Energy Group, Inc. ................................ United States 900,000 84,384,000
1,996,611,199
Oil, Gas & Consumable Fuels 3.5%
Cheniere Energy, Inc. .................................. United States 700,000 104,972,000
DT Midstream, Inc. .................................... United States 1,400,000 77,364,000
Equitrans Midstream Corp. .............................. United States 2,000,000 13,400,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) ................................ United States 1,400,000 $ 46,060,000
241,796,000
Water Utilities 1.4%
Essential Utilities, Inc. .................................. United States 1,500,000 71,595,000
United Utilities Group plc ................................ United Kingdom 2,000,000 23,895,682
95,490,682
Total Common Stocks (Cost $3,349,268,929) ....................................
6,822,414,072
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 39,244,059 39,244,059
Total Money Market Funds (Cost $39,244,059) ..................................
39,244,059
Total Short Term Investments (Cost $39,244,059 ) ................................
39,244,059
a
Total Investments (Cost $3,388,512,988) 99.9% ..................................
$6,861,658,131
Other Assets, less Liabilities 0.1% .............................................
8,653,647
Net Assets 100.0% ...........................................................
$6,870,311,778
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds. The Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At December 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
3. Restricted Securities
At December 31, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
25,413 Canva, Inc. ................................ 11/08/21 $ 43,323,040 $ 20,175,956
2,353 Canva, Inc., A .............................. 11/08/21 4,011,298 1,868,100
94 Canva, Inc., A-3 ............................. 11/08/21 160,247 74,629
8 Canva, Inc., A-4 ............................. 11/08/21 13,638 6,351
5 Canva, Inc., A-5 ............................. 11/08/21 8,524 3,970
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 11,566,261
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 24,244,544
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 10,235,207
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 10,561,968
756,137 Stripe, Inc., H ............................... 3/15/21 30,339,997 14,788,256
Total Restricted Securities (Value is 0.6% of Net Assets) .............. $171,194,511 $93,525,242
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended December 31, 2022, investments in “affiliated companies” were as follows:
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
December 31, 2022, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares
at End
of Period
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
NextEra Energy, Inc. .. $ 364,200,000 $ — $ — $ — $ 14,475,000 $ 378,675,000 7,500,000 $ 5,830,313
NextEra Energy, Inc. .. 373,350,000 — (178,782,606) 5,725,446 2,507,160 202,800,000 4,000,000 3,959,250
$737,550,000 $— $(178,782,606) $ 5,725,446 $ 16,982,160 $581,475,000 — $ 9,789,563
Total Affiliated Securities
(Value is 0.8% of Net
Assets) .......... $737,550,000 $— $(178,782,606) 5,725,446 16,982,160 $581,475,000 $9,789,563
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 270,863,972 $ 591,649,044 $ (777,243,228) $ — $ — $ 85,269,788 85,269,788 $ 1,494,231
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $385,000 $12,045,000 $(12,430,000) $— $— $— — $13,617
Total Affiliated Securities ... $271,248,972 $603,694,044 $(789,673,228) $— $— $85,269,788 $1,507,848

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 1,276,224 $ 4,269,804 $ (2,630,109) $ — $ — $ 2,915,919 2,915,919 $ 9,374
Total Affiliated Securities ... $1,276,224 $4,269,804 $(2,630,109) $— $— $2,915,919 $9,374
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 69,725,524 $ 524,823,282 $ (460,380,815) $ — $ — $ 134,167,991 134,167,991 $ 623,023
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $1,386,000 $(1,386,000) $— $— $— — $453
Total Affiliated Securities ... $69,725,524 $526,209,282 $(461,766,815) $— $— $134,167,991 $623,476
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $ 75,098,472 $ 25,000,000 $ — $ — $ (2,143,954) $ 97,954,518 7,867,833 $ 1,286,139
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% 880,891,701 3,976,058,213 (3,383,286,725) — — 1,473,663,189 1,473,663,189 10,963,572
Total Non-Controlled Affiliates $955,990,173 $4,001,058,213 $(3,383,286,725) $ — $ (2,143,954) $1,571,617,707 $ 12,249,711
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $124,103,000 $205,007,000 $(152,789,000) $— $— $176,321,000 176,321,000 $1,085,561
Total Affiliated Securities ... $1,080,093,173 $4,206,065,213 $(3,536,075,725) $— $(2,143,954) $1,747,938,707 $13,335,272
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
 A summary of inputs used as of December 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 47,626,883 $ 135,907,253 $ (128,579,528) $ — $ — $ 54,954,608 54,954,608 $ 363,055
Total Affiliated Securities ... $47,626,883 $135,907,253 $(128,579,528) $— $— $54,954,608 $363,055
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 67,045,219 $ 130,561,809 $ (158,362,969) $ — $ — $ 39,244,059 39,244,059 $ 279,934
Total Affiliated Securities ... $67,045,219 $130,561,809 $(158,362,969) $— $— $39,244,059 $279,934
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 184,674,500 $ — $ — $ 184,674,500
Auto Components ...................... 7,012,000 — — 7,012,000
Automobiles .......................... 307,950,000 — — 307,950,000
Biotechnology ......................... 136,877,500 112,616,555 — 249,494,055
Capital Markets ........................ 416,376,000 — — 416,376,000
Chemicals ........................... 207,540,000 — — 207,540,000
Construction & Engineering ............... 149,625,000 — — 149,625,000
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electric Utilities ........................ $ 309,320,000 $ — $ — $ 309,320,000
Electrical Equipment .................... 33,034,500 3,461,062 — 36,495,562
Electronic Equipment, Instruments &
Components ........................ 136,435,250 124,774,037 — 261,209,287
Energy Equipment & Services ............. 214,396,500 — — 214,396,500
Equity Real Estate Investment Trusts (REITs) . 97,657,000 — — 97,657,000
Health Care Equipment & Supplies ......... 1,077,843,000 — — 1,077,843,000
Health Care Providers & Services .......... 318,108,000 — — 318,108,000
Health Care Technology ................. 80,690,000 — — 80,690,000
Hotels, Restaurants & Leisure ............. 93,132,000 — — 93,132,000
Interactive Media & Services .............. 603,855,000 — — 603,855,000
Internet & Direct Marketing Retail .......... 1,039,193,000 — — 1,039,193,000
IT Services ........................... 1,219,258,245 277,636,997 — 1,496,895,242
Life Sciences Tools & Services ............ 1,250,840,000 98,169,782 — 1,349,009,782
Oil, Gas & Consumable Fuels ............. 5,302,500 — — 5,302,500
Pharmaceuticals ....................... 314,072,750 — — 314,072,750
Professional Services ................... 77,280,000 — — 77,280,000
Road & Rail .......................... 17,311,000 — — 17,311,000
Semiconductors & Semiconductor Equipment . 2,257,390,800 57,087,640 — 2,314,478,440
Software ............................. 4,603,836,609 2,384,018 — 4,606,220,627
Technology Hardware, Storage & Peripherals . 324,825,000 — — 324,825,000
Trading Companies & Distributors .......... 33,124,000 — — 33,124,000
Preferred Stocks ......................... — 39,485,755 — 39,485,755
Short Term Investments ................... 85,269,788 — — 85,269,788
Total Investments in Securities ........... $15,602,229,942 $715,615,846
a
$— $16,317,845,788
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 684,793 — — 684,793
Automobiles .......................... 1,960,779 — — 1,960,779
Capital Markets ........................ 1,600,185 — — 1,600,185
Electric Utilities ........................ 3,819,851 — — 3,819,851
Energy Equipment & Services ............. 703,961 — — 703,961
Equity Real Estate Investment Trusts (REITs) . 1,652,428 — — 1,652,428
Food & Staples Retailing ................. 3,589,003 — — 3,589,003
Health Care Equipment & Supplies ......... 3,551,914 — — 3,551,914
Health Care Technology ................. 792,860 — — 792,860
Interactive Media & Services .............. 2,549,582 — — 2,549,582
Internet & Direct Marketing Retail .......... 5,578,690 — — 5,578,690
IT Services ........................... 4,955,792 1,364,586 — 6,320,378
Life Sciences Tools & Services ............ 4,518,879 — — 4,518,879
Metals & Mining ....................... 716,072 — — 716,072
Oil, Gas & Consumable Fuels ............. 709,100 — — 709,100
Personal Products ..................... 1,096,894 — — 1,096,894
Road & Rail .......................... 447,093 — — 447,093
Semiconductors & Semiconductor Equipment . 10,065,576 — — 10,065,576
Software ............................. 15,037,512 — — 15,037,512
Short Term Investments ................... 2,915,919 — — 2,915,919
Total Investments in Securities ........... $66,946,883 $1,364,586
b
$— $68,311,469
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 837,691,057 $ — $ — $ 837,691,057
Automobiles .......................... 75,166,765 — — 75,166,765
Beverages ........................... 567,705,012 — — 567,705,012
Biotechnology ......................... 271,500,393 — — 271,500,393
Building Products ...................... 218,796,500 — — 218,796,500
Capital Markets ........................ 686,930,206 — — 686,930,206
Chemicals ........................... 462,695,554 — — 462,695,554
Commercial Services & Supplies ........... 80,618,621 — — 80,618,621
Construction Materials .................. 103,046,039 — — 103,046,039
Electric Utilities ........................ 164,779,446 — — 164,779,446
Electrical Equipment .................... 129,765,689 — — 129,765,689
Electronic Equipment, Instruments &
Components ........................ 527,789,686 — — 527,789,686
Entertainment ......................... 62,265,765 — — 62,265,765
Equity Real Estate Investment Trusts (REITs) . 135,145,033 — — 135,145,033
Food & Staples Retailing ................. 24,627,719 — — 24,627,719
Food Products ........................ 47,044,376 — — 47,044,376
Health Care Equipment & Supplies ......... 706,832,022 — — 706,832,022
Health Care Providers & Services .......... 155,645,856 — — 155,645,856
Health Care Technology ................. 42,800,074 — — 42,800,074
Hotels, Restaurants & Leisure ............. 179,866,923 — — 179,866,923
Interactive Media & Services .............. 464,792,636 — — 464,792,636
Internet & Direct Marketing Retail .......... 397,851,216 — — 397,851,216
IT Services ........................... 743,276,866 87,756,890 20,175,956 851,209,712
Life Sciences Tools & Services ............ 1,067,981,112 — — 1,067,981,112
Machinery ............................ 658,318,823 — — 658,318,823
Media ............................... 53,499,179 — — 53,499,179
Personal Products ..................... 44,810,651 — — 44,810,651
Pharmaceuticals ....................... 612,263,041 — — 612,263,041
Professional Services ................... 219,858,858 — — 219,858,858
Road & Rail .......................... 520,323,211 — — 520,323,211
Semiconductors & Semiconductor Equipment . 997,423,635 — — 997,423,635
Software ............................. 2,236,103,507 — 22,128,229 2,258,231,736
Technology Hardware, Storage & Peripherals . 616,166,130 — — 616,166,130
Textiles, Apparel & Luxury Goods .......... 208,363,919 — — 208,363,919
Trading Companies & Distributors .......... 124,906,487 — — 124,906,487
Water Utilities ......................... 102,436,452 — — 102,436,452
Convertible Preferred Stocks ................ — — 51,221,057 51,221,057
Preferred Stocks ......................... — 33,010,092 — 33,010,092
Short Term Investments ................... 134,167,991 — — 134,167,991
Total Investments in Securities ........... $14,683,256,450 $120,766,982
c
$93,525,242 $14,897,548,674
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 833,816,786 — — 833,816,786
Air Freight & Logistics ................... 260,760,000 — — 260,760,000
Automobiles .......................... 80,696,930 — — 80,696,930
Banks ............................... 1,960,565,000 — — 1,960,565,000
Biotechnology ......................... 282,817,500 — — 282,817,500
Capital Markets ........................ 425,100,000 — — 425,100,000
Chemicals ........................... 166,060,000 — — 166,060,000
Communications Equipment .............. 462,108,000 — — 462,108,000
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Diversified Telecommunication Services ..... $ 280,336,485 $ — $ — $ 280,336,485
Electric Utilities ........................ 1,493,485,000 — — 1,493,485,000
Food & Staples Retailing ................. 70,895,000 — — 70,895,000
Household Products .................... 416,790,000 — — 416,790,000
Industrial Conglomerates ................ 119,920,000 413,534,639 — 533,454,639
Internet & Direct Marketing Retail .......... 126,000,000 — — 126,000,000
Metals & Mining ....................... 635,540,000 — — 635,540,000
Multiline Retail ........................ 149,040,000 — — 149,040,000
Multi-Utilities .......................... 860,960,000 — — 860,960,000
Oil, Gas & Consumable Fuels ............. 2,501,036,750 — — 2,501,036,750
Pharmaceuticals ....................... 917,435,000 — — 917,435,000
Road & Rail .......................... 310,605,000 — — 310,605,000
Semiconductors & Semiconductor Equipment . 1,278,975,227 — — 1,278,975,227
Specialty Retail ........................ 240,685,320 — — 240,685,320
Tobacco ............................. 253,025,000 — — 253,025,000
Management Investment Companies ......... — 97,954,518 — 97,954,518
Equity-Linked Securities ................... — 11,821,408,730 — 11,821,408,730
Convertible Preferred Stocks :
Electric Utilities ........................ 730,965,000 — — 730,965,000
Thrifts & Mortgage Finance ............... — 30,740,000 — 30,740,000
Preferred Stocks ......................... 9,360,000 — — 9,360,000
Convertible Bonds ....................... — 69,665,750 — 69,665,750
Corporate Bonds ........................ — 31,093,438,585 — 31,093,438,585
Senior Floating Rate Interests ............... — 222,812,500 — 222,812,500
U.S. Government and Agency Securities ....... — 9,384,249,998 — 9,384,249,998
Asset-Backed Securities ................... — 42,920,270 — 42,920,270
Mortgage-Backed Securities ................ — 26,346,009 — 26,346,009
Escrows and Litigation Trusts ............... — 66,102,308 — 66,102,308
Short Term Investments ................... 1,649,984,189 — — 1,649,984,189
Total Investments in Securities ........... $16,516,962,187 $53,269,173,307
d
$— $69,786,135,494
Liabilities:
Other Financial Instruments:
Options written .......................... $ 50,472,000 $ — $ — $ 50,472,000
Futures contracts ........................ 20,160,380 — — 20,160,380
Total Other Financial Instruments ......... $70,632,380 $— $— $70,632,380
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... — 15,852,012 — 15,852,012
Mortgage-Backed Securities ................ — 2,756,873,279 — 2,756,873,279
Short Term Investments ................... 54,954,608 — — 54,954,608
Total Investments in Securities ........... $54,954,608 $2,772,725,291 $— $2,827,679,899
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Construction & Engineering ............... 133,496,000 — — 133,496,000
Diversified Telecommunication Services ..... — 57,895,126 — 57,895,126
Electric Utilities ........................ 4,061,427,065 — — 4,061,427,065
Gas Utilities .......................... 112,176,000 — — 112,176,000
Independent Power and Renewable Electricity
Producers .......................... 123,522,000 — — 123,522,000
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Utilities Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Multi-Utilities .......................... $ 1,847,242,994 $ 149,368,205 $ — $ 1,996,611,199
Oil, Gas & Consumable Fuels ............. 241,796,000 — — 241,796,000
Water Utilities ......................... 71,595,000 23,895,682 — 95,490,682
Short Term Investments ................... 39,244,059 — — 39,244,059
Total Investments in Securities ........... $6,630,499,118 $231,159,013
f
$— $6,861,658,131
a
Includes foreign securities valued at $715,615,846, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $1,364,586, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $120,766,982, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $413,534,639, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying schedule of investments.
f
Includes foreign securities valued at $173,263,887, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
CVR
Contingent Voting Rights
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
NYRS
New York Registry Shares
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.